UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

GE Institutional International Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—96.2% †	Number of Shares	Fair Value
Australia—0.9%
Brambles Ltd.	505,160	$4,381,750
CSL Ltd.	224,858	14,124,060
		18,505,810

Belgium—1.0%
Anheuser-Busch InBev N.V.	171,756	19,729,906

Canada—2.8%
Brookfield Asset Management Inc.	236,367	10,431,970
Cameco Corp.	773,020	15,189,700
Cenovus Energy Inc.	576,128	18,709,353
Peyto Exploration & Development Corp.	278,307	10,532,371
		54,863,394

China—1.8%
Baidu Inc. ADR	194,074	36,254,964	(a,h)

France—13.5%
Airbus Group N.V.	415,447	27,837,531
AXA S.A.	1,036,931	24,781,115
BNP Paribas S.A.	509,266	34,545,831	(h)
Credit Agricole S.A.	1,341,131	18,912,962
Essilor International S.A.	50,947	5,402,455
Safran S.A.	499,245	32,683,534
Sanofi	326,808	34,713,115
Schneider Electric SE	213,437	20,090,629
Technip S.A.	258,492	28,274,221
Total S.A.	536,223	38,749,487
		265,990,880

Germany—9.5%
Bayer AG	235,914	33,317,628
Continental AG	74,758	17,313,338
Deutsche Bank AG	327,024	11,504,808
Fresenius SE & Company KGaA	150,949	22,506,566
HeidelbergCement AG	341,987	29,184,876
Linde AG	172,786	36,739,322
SAP AG	453,941	35,053,359
		185,619,897

Hong Kong—2.6%
AIA Group Ltd.	8,361,202	42,073,826
Sands China Ltd.	1,088,478	8,250,993
		50,324,819

India—2.8%
ICICI Bank Ltd.	1,052,841	24,781,019
Larsen & Toubro Ltd.	713,625	20,206,224
Power Grid Corporation of India Ltd.	4,022,217	9,302,359
		54,289,602

Italy—2.5%
Intesa Sanpaolo S.p.A.	10,857,121	33,535,509
Luxottica Group S.p.A.	280,351	16,225,029
		49,760,538

Japan—26.0%
Astellas Pharma Inc.	881,400	11,580,311
Denso Corp.	287,000	13,697,695
East Japan Railway Co.	162,400	12,790,974
FANUC Corp.	169,700	29,264,686
Fast Retailing Company Ltd.	44,359	14,594,398
Hitachi Ltd.	2,763,000	20,237,362
Keyence Corp.	36,700	16,010,626
Mazda Motor Corp.	4,591,000	21,526,331
Mitsubishi Estate Company Ltd.	1,193,224	29,458,104
Mitsubishi Heavy Industries Ltd.	1,348,000	8,409,615
Mitsubishi UFJ Financial Group Inc.	4,777,200	29,284,252
Mitsui Fudosan Company Ltd.	1,362,284	45,936,155
Murata Manufacturing Company Ltd.	467,781	43,779,001
Nidec Corp.	309,600	18,996,827
Rakuten Inc.	2,460,778	31,796,638
SoftBank Corp.	596,901	44,444,245
Sumitomo Mitsui Financial Group Inc.	594,100	24,888,805
Tokio Marine Holdings Inc.	1,094,000	35,982,508
Toyota Motor Corp.	836,381	50,229,920
Unicharm Corp.	142,230	8,475,816
		511,384,269

Mexico—0.5%
Grupo Financiero Banorte SAB de C.V.	1,373,089	9,820,026

Netherlands—2.8%
ASML Holding N.V.	222,538	20,721,829
ING Groep N.V.	2,465,425	34,633,014	(a)
		55,354,843

Norway—1.0%
Subsea 7 S.A.	1,097,595	20,462,635

South Korea—0.8%
Samsung Electronics Company Ltd.	11,317	14,786,592

Sweden—4.9%
Assa Abloy AB	404,983	20,596,412
Hexagon AB	359,490	11,582,661
Svenska Cellulosa AB SCA	713,407	18,578,557
Telefonaktiebolaget LM Ericsson	3,745,913	45,245,571
		96,003,201

Switzerland—6.0%
ABB Ltd.	761,919	17,544,413
Givaudan S.A.	7,195	11,999,780
Nestle S.A.	267,376	20,713,499
Roche Holding AG	160,086	47,747,798
The Swatch Group AG	31,626	19,097,568
		117,103,058

Taiwan—2.3%
MediaTek Inc.	549,000	9,285,451
Taiwan Semiconductor Manufacturing Company Ltd.	8,346,548	35,361,991
		44,647,442

United Kingdom—14.5%
Barclays PLC	10,058,400	36,598,077
BHP Billiton PLC	879,966	28,429,585	(h)
BT Group PLC	1,406,252	9,254,838
Capita PLC	1,050,019	20,557,031
Diageo PLC	529,540	16,895,387
Experian PLC	767,398	12,963,890
GlaxoSmithKline PLC	1,201,839	32,139,623
HSBC Holdings PLC	2,082,791	21,114,698
International Consolidated Airlines Group S.A.	2,427,326	15,377,086	(a)
Johnson Matthey PLC	202,821	10,750,591
Prudential PLC	1,299,613	29,798,922
Rio Tinto PLC	217,958	11,584,610
Vodafone Group PLC	5,107,654	17,029,967
WPP PLC	1,020,541	22,230,929
		284,725,234

Total Common Stock
(Cost $1,581,632,008)		1,889,627,110

Preferred Stock—2.0%

Germany—2.0%
Volkswagen AG
(Cost $29,153,469)	150,234	39,451,903

Total Investments in Securities
(Cost $1,610,785,477)		1,929,079,013

Short-Term Investments – 1.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $36,975,912)		36,975,912	(d,m)

Total Investments
(Cost $1,647,761,389)		1,966,054,925

Liabilities in Excess of Other Assets, net—(0.1)%		(1,893,486)

NET ASSETS—100.0%		$1,964,161,439

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2014	42	$1,858,539	$(16,795)
FTSE 100 Index Futures	September 2014	8	917,984	(2,915)
Topix Index Futures	September 2014	6	747,742	14,011

				$(5,699)

The Fund was invested in the following sectors at June 30, 2014:

Sector	Percentage (based on Fair Value)
Diversified Banks	11.88%
Pharmaceuticals	8.11%
Automobile Manufacturers	5.66%
Diversified Real Estate Activities	4.37%
Life & Health Insurance	3.66%
Wireless Telecommunication Services	3.13%
Aerospace & Defense	3.08%
Semiconductors	3.02%
Integrated Oil & Gas	2.92%
Oil & Gas Equipment & Services	2.48%
Electronic Equipment & Instruments	2.43%
Communications Equipment	2.30%
Electronic Components	2.23%
Diversified Metals & Mining	2.04%
Electrical Components & Equipment	1.99%
Industrial Machinery	1.92%
Industrial Gases	1.87%
Internet Software & Services	1.84%
Property & Casualty Insurance	1.83%
Apparel, Accessories & Luxury Goods	1.80%
Application Software	1.78%
Other Diversified Financial Services	1.76%
Internet Retail	1.62%
Auto Parts & Equipment	1.58%
Construction Materials	1.48%
Household Products	1.38%
Multi-Line Insurance	1.26%
Specialty Chemicals	1.16%
Healthcare Services	1.14%
Advertising	1.13%
Semiconductor Equipment	1.05%
Packaged Foods & Meats	1.05%
Building Products	1.05%

Human Resource & Employment Services	1.05%
Construction & Engineering	1.03%
Brewers	1.00%
Heavy Electrical Equipment	0.89%
Distillers & Vintners	0.86%
Airlines	0.78%
Coal & Consumable Fuels	0.77%
Apparel Retail	0.74%
Biotechnology	0.72%
Research & Consulting Services	0.66%
Railroads	0.65%
Diversified Capital Markets	0.58%
Oil & Gas Exploration & Production	0.54%
Electric Utilities	0.47%
Integrated Telecommunication Services	0.47%
Casinos & Gaming	0.42%
Healthcare Supplies	0.27%
Diversified Support Services	0.22%

98.12%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	1.88%

1.88%

100.00%

GE Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—98.5% †	Number of Shares	Fair Value
Air Freight & Logistics—2.0%
United Parcel Service Inc.	83,834	$8,606,398

Application Software—2.6%
Intuit Inc.	134,133	10,801,730

Asset Management & Custody Banks—3.1%
State Street Corp.	197,331	13,272,483	(e)

Biotechnology—9.0%
Alexion Pharmaceuticals Inc.	46,430	7,254,687	(a)
Amgen Inc.	94,151	11,144,654
Gilead Sciences Inc.	236,022	19,568,584	(a)
		37,967,925

Broadcasting—1.8%
Discovery Communications Inc.	105,759	7,677,046	(a)

Cable & Satellite—6.1%
Comcast Corp., Special Class A	216,677	11,555,385
Liberty Global PLC	335,333	14,187,939	(a)
		25,743,324

Casinos & Gaming—2.1%
Las Vegas Sands Corp.	116,077	8,847,389

Communications Equipment—4.4%
QUALCOMM Inc.	232,154	18,386,597

Data Processing & Outsourced Services—2.9%
Visa Inc.	58,038	12,229,187

Fertilizers & Agricultural Chemicals—4.0%
Monsanto Co.	135,423	16,892,665

Healthcare Equipment—6.2%
Abbott Laboratories	232,151	9,494,976
Covidien PLC	184,434	16,632,258
		26,127,234

Healthcare Services—2.4%
Express Scripts Holding Co.	148,323	10,283,234	(a)

Healthcare Supplies—2.7%
DENTSPLY International Inc.	109,628	5,190,886
The Cooper Companies Inc.	45,139	6,117,688
		11,308,574

Home Improvement Retail—3.7%
Lowe’s Companies Inc.	322,436	15,473,704

Industrial Machinery—1.9%
Dover Corp.	90,280	8,210,966

Internet Retail—2.5%
Amazon.com Inc.	32,242	10,471,557	(a)

Internet Software & Services—10.7%
Baidu Inc. ADR	82,544	15,420,045	(a)
eBay Inc.	216,677	10,846,851	(a)
Facebook Inc., Class A	68,355	4,599,608	(a)
Google Inc., Class A	11,608	6,786,849	(a)
Google Inc., Class C	12,898	7,419,961	(a)
		45,073,314

Investment Banking & Brokerage—1.7%
The Charles Schwab Corp.	257,948	6,946,540

Movies & Entertainment—2.2%
The Walt Disney Co.	109,628	9,399,505

Oil & Gas Equipment & Services—4.5%
Schlumberger Ltd.	161,217	19,015,545

Oil & Gas Exploration & Production—1.1%
Anadarko Petroleum Corp.	43,852	4,800,478

Soft Drinks—3.3%
PepsiCo Inc.	157,349	14,057,560

Specialized Finance—5.4%
CME Group Inc.	202,490	14,366,666
McGraw Hill Financial Inc.	103,180	8,567,035
		22,933,701

Specialized REITs—3.0%
American Tower Corp.	141,871	12,765,552

Specialty Stores—2.2%
Dick’s Sporting Goods Inc.	199,910	9,307,810

Technology Hardware, Storage & Peripherals—7.0%
Apple Inc.	171,535	15,940,748	(h)
EMC Corp.	522,345	13,758,567
		29,699,315

Total Common Stock
(Cost $277,979,436)		416,299,333

Short-Term Investments—1.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $6,340,253)		6,340,253	(d,m)

Total Investments
(Cost $284,319,689)		422,639,586

Liabilities in Excess of Other Assets, net—(0.0)% *		(122,149)

NET ASSETS—100.0%		$422,517,437

Other Information:

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2014	26	$(2,538,120)	$(6,318)

GE Institutional U.S. Large-Cap Core Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—97.6% †	Number of Shares	Fair Value
Aerospace & Defense—3.5%
General Dynamics Corp.	3,490	$406,760
Honeywell International Inc.	21,054	1,956,969
The Boeing Co.	9,888	1,258,050
		3,621,779

Agricultural Products—1.6%
Archer-Daniels-Midland Co.	38,387	1,693,251

Airlines—1.1%
Delta Air Lines Inc.	29,081	1,126,016

Asset Management & Custody Banks—3.4%
Ameriprise Financial Inc.	15,471	1,856,520
Invesco Ltd.	44,785	1,690,634
		3,547,154

Auto Parts & Equipment—1.5%
TRW Automotive Holdings Corp.	17,449	1,562,035	(a)

Automobile Manufacturers—1.6%
Ford Motor Co.	95,386	1,644,455

Automotive Retail—0.9%
AutoZone Inc.	1,858	996,334	(a)

Biotechnology—2.0%
Amgen Inc.	17,682	2,093,018

Broadcasting—0.8%
CBS Corp.	13,959	867,412

Cable & Satellite—1.1%
Comcast Corp., Class A	20,938	1,123,952

Commodity Chemicals—1.6%
LyondellBasell Industries N.V.	16,982	1,658,292

Communications Equipment—4.6%
Cisco Systems Inc.	96,550	2,399,267	(h)
QUALCOMM Inc.	31,059	2,459,873
		4,859,140

Consumer Finance—1.4%
American Express Co.	15,122	1,434,624

Department Stores—1.0%
Macy’s Inc.	17,216	998,872

Diversified Banks—6.6%
Bank of America Corp.	52,348	804,589
Citigroup Inc.	35,247	1,660,133
JPMorgan Chase & Co.	37,574	2,165,014
Wells Fargo & Co.	43,621	2,292,720
		6,922,456

Drug Retail—2.1%
CVS Caremark Corp.	28,732	2,165,531

Electric Utilities—1.0%
NextEra Energy Inc.	10,469	1,072,863

Electrical Components & Equipment—1.8%
Eaton Corp. PLC	24,429	1,885,430

General Merchandise Stores—1.5%
Dollar General Corp.	26,754	1,534,609	(a)

Healthcare Distributors—0.9%
Cardinal Health Inc.	13,958	956,961

Healthcare Equipment—1.2%
Boston Scientific Corp.	47,645	608,427	(a)
Stryker Corp.	7,561	637,543
		1,245,970

Home Improvement Retail—1.2%
Lowe’s Companies Inc.	26,754	1,283,925

Household Products—0.5%
Energizer Holdings Inc.	4,653	567,806

Independent Power Producers & Energy Traders—2.7%
AES Corp.	65,141	1,012,942
Calpine Corp.	41,876	997,068	(a)
NRG Energy Inc.	23,264	865,421
		2,875,431

Industrial Machinery—0.2%
Pentair PLC	2,792	201,359

Integrated Oil & Gas—7.5%
Cenovus Energy Inc.	20,938	677,763
Chevron Corp.	4,653	607,449
Exxon Mobil Corp.	27,920	2,810,985	(h)
Hess Corp.	16,867	1,667,978
Occidental Petroleum Corp.	20,357	2,089,239
		7,853,414

Integrated Telecommunication Services—2.8%
Verizon Communications Inc.	61,071	2,988,204

Internet Software & Services—1.8%
Google Inc., Class A	3,303	1,931,165	(a)

Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	13,377	626,579

Movies & Entertainment—1.9%
Time Warner Inc.	29,082	2,043,011

Multi-Line Insurance—4.1%
American International Group Inc.	38,155	2,082,500
Genworth Financial Inc.	48,857	850,112	(a)
The Hartford Financial Services Group Inc.	39,552	1,416,357
		4,348,969

Oil & Gas Equipment & Services—5.7%
Cameron International Corp.	19,194	1,299,626	(a)
Halliburton Co.	28,499	2,023,714
Schlumberger Ltd.	22,102	2,606,931
		5,930,271

Oil & Gas Exploration & Production—1.6%
Marathon Oil Corp.	43,040	1,718,157

Packaged Foods & Meats—1.3%
Mondelez International Inc.	35,480	1,334,403

Pharmaceuticals—8.5%
Actavis PLC	5,584	1,245,511	(a)
GlaxoSmithKline PLC ADR	14,541	777,653
Johnson & Johnson	27,918	2,920,781
Merck & Company Inc.	33,035	1,911,075
Pfizer Inc.	69,796	2,071,545
		8,926,565

Publishing—0.1%
Time Inc.	3,635	88,046	(a)

Railroads—0.4%
CSX Corp.	13,958	430,046

Regional Banks—1.2%
Regions Financial Corp.	122,141	1,297,137

Research & Consulting Services—0.8%
Nielsen N.V.	16,286	788,405

Semiconductor Equipment—1.0%
Applied Materials Inc.	47,113	1,062,398

Semiconductors—0.7%
Analog Devices Inc.	13,377	723,294

Soft Drinks—3.4%
Coca-Cola Enterprises Inc.	26,405	1,261,631
PepsiCo Inc.	26,173	2,338,296
		3,599,927

Specialized REITs—1.8%
American Tower Corp.	20,938	1,884,001

Specialty Chemicals—0.6%
PPG Industries Inc.	2,094	440,054
Rockwood Holdings Inc.	2,572	195,446
		635,500

Systems Software—2.4%
Microsoft Corp.	12,214	509,324
Oracle Corp.	49,206	1,994,319	(h)
		2,503,643

Technology Hardware, Storage & Peripherals—3.6%
Apple Inc.	27,685	2,572,767	(h)
EMC Corp.	29,081	765,994
Hewlett-Packard Co.	12,796	430,969
		3,769,730

Total Common Stock
(Cost $78,500,314)		102,421,540

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	14,650	333,141	(m)
Industrial Select Sector SPDR Fund	24,440	1,321,226	(h,m)

Total Exchange Traded Funds
(Cost $1,070,407)		1,654,367

Total Investments in Securities
(Cost $79,570,721)		104,075,907

Short-Term Investments—0.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $956,014)		956,014	(d,m)

Total Investments
(Cost $80,526,735)		105,031,921

Liabilities in Excess of Other Assets, net—(0.1)%		(95,534)

NET ASSETS—100.0%		$104,936,387

Other Information:

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2014	2	$(195,240)	$(558)

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—96.3% †	Number of Shares	Fair Value
Aerospace & Defense—3.0%
General Dynamics Corp.	75,099	$8,752,788
Honeywell International Inc.	131,983	12,267,820
The Boeing Co.	31,602	4,020,723
		25,041,331

Agricultural Products—1.1%
Archer-Daniels-Midland Co.	200,765	8,855,744

Air Freight & Logistics—0.6%
United Parcel Service Inc.	48,332	4,961,763

Airlines—0.4%
Delta Air Lines Inc.	92,946	3,598,869

Application Software—0.7%
Intuit Inc.	77,331	6,227,465

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	103,356	12,402,720
Invesco Ltd.	336,466	12,701,592
State Street Corp.	113,766	7,651,901	(e)
		32,756,213

Auto Parts & Equipment—0.6%
TRW Automotive Holdings Corp.	55,768	4,992,351	(a)

Automobile Manufacturers—0.8%
Ford Motor Co.	304,862	5,255,821
General Motors Co.	46,342	1,682,215
		6,938,036

Automotive Retail—0.4%
AutoZone Inc.	5,947	3,189,019	(a)

Biotechnology—4.6%
Alexion Pharmaceuticals Inc.	26,769	4,182,656	(a)
Amgen Inc.	167,302	19,803,538	(h)
Gilead Sciences Inc.	171,021	14,179,351	(a)
		38,165,545

Broadcasting—0.9%
CBS Corp.	44,614	2,772,314
Discovery Communications Inc.	60,973	4,426,030	(a)
		7,198,344

Cable & Satellite—2.2%
Comcast Corp., Class A	66,920	3,592,266
Comcast Corp., Special Class A	124,920	6,661,983
Liberty Global PLC	193,328	8,179,708	(a)
		18,433,957

Casinos & Gaming—0.6%
Las Vegas Sands Corp.	66,921	5,100,719

Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	128,639	12,561,598

Communications Equipment—4.0%
Cisco Systems Inc.	613,444	15,244,083	(h)
QUALCOMM Inc.	233,108	18,462,154
		33,706,237

Consumer Finance—1.2%
American Express Co.	107,818	10,228,694

Data Processing & Outsourced Services—0.8%
Visa Inc.	33,461	7,050,567

Department Stores—0.4%
Macy’s Inc.	55,025	3,192,551

Diversified Banks—5.5%
Bank of America Corp.	461,015	7,085,800
Citigroup Inc.	190,726	8,983,195
JPMorgan Chase & Co.	296,702	17,095,969
Wells Fargo & Co.	236,082	12,408,470
		45,573,434

Drug Retail—0.8%
CVS Caremark Corp.	91,831	6,921,302

Electric Utilities—0.4%
NextEra Energy Inc.	33,461	3,429,083

Electrical Components & Equipment—1.5%
Eaton Corp. PLC	159,870	12,338,767

Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	78,075	9,739,076

General Merchandise Stores—0.6%
Dollar General Corp.	85,512	4,904,968	(a)

Healthcare Distributors—0.4%
Cardinal Health Inc.	44,613	3,058,667

Healthcare Equipment—3.6%
Abbott Laboratories	133,844	5,474,220
Boston Scientific Corp.	668,969	8,542,734	(a)
Covidien PLC	150,943	13,612,040
Stryker Corp.	24,167	2,037,761
		29,666,755

Healthcare Services—0.9%
Express Scripts Holding Co.	110,991	7,695,006	(a)

Healthcare Supplies—0.8%
DENTSPLY International Inc.	63,203	2,992,662
The Cooper Companies Inc.	26,025	3,527,168
		6,519,830

Home Improvement Retail—1.6%
Lowe’s Companies Inc.	271,400	13,024,486

Household Products—0.2%
Energizer Holdings Inc.	14,871	1,814,708

Independent Power Producers & Energy Traders—1.4%
AES Corp.	381,079	5,925,778
Calpine Corp.	133,842	3,186,778	(a)
NRG Energy Inc.	74,358	2,766,118
		11,878,674

Industrial Machinery—0.6%
Dover Corp.	52,048	4,733,765
Pentair PLC	8,923	643,527
		5,377,292

Integrated Oil & Gas—6.8%
Cenovus Energy Inc.	66,922	2,166,265
Chevron Corp.	98,522	12,862,047
Exxon Mobil Corp.	174,741	17,592,924	(h)
Hess Corp.	122,318	12,096,027
Occidental Petroleum Corp.	114,881	11,790,237
		56,507,500

Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	195,187	9,550,500

Internet Retail—0.7%
Amazon.com Inc.	18,590	6,037,660	(a)

Internet Software & Services—3.9%
Baidu Inc. ADR	47,588	8,889,914	(a)
eBay Inc.	124,919	6,253,445	(a)
Facebook Inc., Class A	39,410	2,651,899	(a)
Google Inc., Class A	17,250	10,085,558	(a)
Google Inc., Class C	7,435	4,277,207	(a)
		32,158,023

Investment Banking & Brokerage—0.5%
The Charles Schwab Corp.	148,715	4,004,895

Life & Health Insurance—0.5%
MetLife Inc.	74,357	4,131,275

Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	42,755	2,002,644

Movies & Entertainment—2.3%
The Walt Disney Co.	63,205	5,419,197
Time Warner Inc.	199,277	13,999,209
		19,418,406

Multi-Line Insurance—3.5%
American International Group Inc.	270,659	14,772,568
Genworth Financial Inc.	156,150	2,717,010	(a)
The Hartford Financial Services Group Inc.	330,892	11,849,243
		29,338,821

Oil & Gas Equipment & Services—4.5%
Cameron International Corp.	61,344	4,153,602	(a)
Halliburton Co.	202,623	14,388,259
Schlumberger Ltd.	163,584	19,294,733
		37,836,594

Oil & Gas Exploration & Production—1.4%
Anadarko Petroleum Corp.	58,740	6,430,268
Marathon Oil Corp.	137,560	5,491,395
		11,921,663

Packaged Foods & Meats—0.9%
Mondelez International Inc.	191,469	7,201,149

Pharmaceuticals—6.7%
Actavis PLC	53,166	11,858,676	(a)
GlaxoSmithKline PLC ADR	46,473	2,485,376
Johnson & Johnson	143,508	15,013,807
Merck & Company Inc.	224,562	12,990,912
Pfizer Inc.	464,731	13,793,216
		56,141,987

Publishing—0.0% *
Time Inc.	11,619	281,406	(a)

Railroads—0.2%
CSX Corp.	44,613	1,374,527

Regional Banks—1.1%
Regions Financial Corp.	843,949	8,962,738

Research & Consulting Services—0.3%
Nielsen N.V.	52,050	2,519,741

Semiconductor Equipment—0.4%
Applied Materials Inc.	150,573	3,395,421

Semiconductors—0.3%
Analog Devices Inc.	42,755	2,311,763

Soft Drinks—3.0%
Coca-Cola Enterprises Inc.	195,929	9,361,487
PepsiCo Inc.	174,367	15,577,948
		24,939,435

Specialized Finance—1.6%
CME Group Inc.	116,740	8,282,703
McGraw Hill Financial Inc.	59,486	4,939,123
		13,221,826

Specialized REITs—1.6%
American Tower Corp.	148,715	13,381,376

Specialty Chemicals—0.2%
PPG Industries Inc.	6,692	1,406,324
Rockwood Holdings Inc.	8,221	624,714
		2,031,038

Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	115,253	5,366,180

Systems Software—1.4%
Microsoft Corp.	39,037	1,627,843	(h)
Oracle Corp.	242,776	9,839,711
		11,467,554

Technology Hardware, Storage & Peripherals—5.4%
Apple Inc.	187,376	17,412,852	(h)
EMC Corp.	658,060	17,333,300
Hewlett-Packard Co.	301,147	10,142,631
		44,888,783

Total Common Stock
(Cost $602,296,139)		804,533,956

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	110,027	2,502,014	(m)
Industrial Select Sector SPDR Fund	192,478	10,405,361	(m)

Total Exchange Traded Funds
(Cost $9,239,700)		12,907,375

Total Investments in Securities
(Cost $611,535,839)		817,441,331

Short-Term Investments—2.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $18,312,412)		18,312,412	(d,m)

Total Investments
(Cost $629,848,251)		835,753,743

Liabilities in Excess of Other Assets, net—(0.1)%		(500,722)

NET ASSETS—100.0%		$835,253,021

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2014	18	$1,757,160	$14,469

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—95.1% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	518	$36,892
The Interpublic Group of Companies Inc.	748	14,593
		51,485

Aerospace & Defense—2.5%
General Dynamics Corp.	697	81,236
Honeywell International Inc.	1,677	155,877
L-3 Communications Holdings Inc.	171	20,648
Lockheed Martin Corp.	584	93,866
Northrop Grumman Corp.	451	53,953
Precision Castparts Corp.	312	78,749
Raytheon Co.	649	59,870
Rockwell Collins Inc.	293	22,895
Textron Inc.	550	21,060
The Boeing Co.	1,470	187,028
United Technologies Corp.	1,795	207,233
		982,415

Agricultural & Farm Machinery—0.2%
Deere & Co.	765	69,271

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	1,337	58,975

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	279	17,797
Expeditors International of Washington Inc.	442	19,519
FedEx Corp.	605	91,585
United Parcel Service Inc.	1,530	157,070
		285,971

Airlines—0.3%
Delta Air Lines Inc.	1,800	69,696
Southwest Airlines Co.	1,543	41,445
		111,141

Aluminum—0.1%
Alcoa Inc.	2,585	38,491

Apparel Retail—0.4%
L Brands Inc.	502	29,447
Ross Stores Inc.	475	31,412
The Gap Inc.	538	22,365
The TJX Companies Inc.	1,475	78,396
Urban Outfitters Inc.	318	10,768	(a)
		172,388

Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	543	18,565
Fossil Group Inc.	140	14,633	(a)
Michael Kors Holdings Ltd.	400	35,460	(a)
PVH Corp.	166	19,356
Ralph Lauren Corp.	124	19,925
Under Armour Inc.	300	17,847	(a)
VF Corp.	770	48,510
		174,296

Application Software—0.6%
Adobe Systems Inc.	998	72,215	(a)
Autodesk Inc.	490	27,626	(a)
Citrix Systems Inc.	414	25,896	(a)
Intuit Inc.	628	50,573
Salesforce.com Inc.	1,218	70,742	(a)
		247,052

Asset Management & Custody Banks—1.2%
Affiliated Managers Group Inc.	100	20,540	(a)
Ameriprise Financial Inc.	390	46,800
BlackRock Inc.	275	87,890
Franklin Resources Inc.	883	51,073
Invesco Ltd.	880	33,220
Legg Mason Inc.	299	15,342
Northern Trust Corp.	482	30,949
State Street Corp.	920	61,879	(e)
T Rowe Price Group Inc.	530	44,737
The Bank of New York Mellon Corp.	2,381	89,240
		481,670

Auto Parts & Equipment—0.4%
BorgWarner Inc.	502	32,725
Delphi Automotive PLC	600	41,244
Johnson Controls Inc.	1,442	71,999
		145,968

Automobile Manufacturers—0.6%
Ford Motor Co.	8,451	145,695
General Motors Co.	2,700	98,010
		243,705

Automotive Retail—0.3%
AutoNation Inc.	103	6,147	(a)
AutoZone Inc.	76	40,754	(a)
CarMax Inc.	482	25,069	(a)
O’Reilly Automotive Inc.	218	32,831	(a)
		104,801

Biotechnology—2.4%
Alexion Pharmaceuticals Inc.	430	67,187	(a)
Amgen Inc.	1,611	190,694
Biogen Idec Inc.	505	159,232	(a)
Celgene Corp.	1,750	150,290	(a)
Gilead Sciences Inc.	3,276	271,613	(a)
Regeneron Pharmaceuticals Inc.	172	48,585	(a)
Vertex Pharmaceuticals Inc.	500	47,340	(a)
		934,941

Brewers—0.1%
Molson Coors Brewing Co.	306	22,693

Broadcasting—0.3%
CBS Corp.	1,182	73,450
Discovery Communications Inc.	440	32,683	(a)
Scripps Networks Interactive Inc.	232	18,824
		124,957

Building Products—0.1%
Allegion PLC	177	10,032
Masco Corp.	714	15,851
		25,883

Cable & Satellite—1.2%
Cablevision Systems Corp.	588	10,378
Comcast Corp., Class A	5,545	297,656
DIRECTV	1,024	87,050	(a)
Time Warner Cable Inc.	605	89,117
		484,201

Casinos & Gaming—0.1%
Wynn Resorts Ltd.	163	33,832

Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	460	21,192
Peabody Energy Corp.	691	11,298
		32,490

Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	940	91,791

Communications Equipment—1.7%
Cisco Systems Inc.	10,910	271,114	(h)
F5 Networks Inc.	167	18,610	(a)
Harris Corp.	225	17,044
Juniper Networks Inc.	961	23,583	(a)
Motorola Solutions Inc.	502	33,418
QUALCOMM Inc.	3,597	284,882
		648,651

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	550	17,055
GameStop Corp.	261	10,563
		27,618

Construction & Engineering—0.1%
Fluor Corp.	314	24,147
Jacobs Engineering Group Inc.	283	15,078	(a)
Quanta Services Inc.	552	19,088	(a)
		58,313

Construction Machinery & Heavy Trucks—0.7%
Caterpillar Inc.	1,374	149,312
Cummins Inc.	351	54,156
Joy Global Inc.	251	15,457
PACCAR Inc.	717	45,049
		263,974

Construction Materials—0.0% *
Vulcan Materials Co.	230	14,663

Consumer Electronics—0.1%
Garmin Ltd.	300	18,270
Harman International Industries Inc.	178	19,123
		37,393

Consumer Finance—0.9%
American Express Co.	1,933	183,384	(h)
Capital One Financial Corp.	1,234	101,928
Discover Financial Services	974	60,368
Navient Corp.	846	14,983
		360,663

Data Processing & Outsourced Services—1.7%
Alliance Data Systems Corp.	118	33,188	(a)
Automatic Data Processing Inc.	1,041	82,530
Computer Sciences Corp.	282	17,822
Fidelity National Information Services Inc.	584	31,968
Fiserv Inc.	546	32,935	(a)
Mastercard Inc.	2,140	157,226
Paychex Inc.	719	29,882
The Western Union Co.	1,014	17,583
Total System Services Inc.	413	12,972
Visa Inc.	1,080	227,567
Xerox Corp.	2,177	27,082
		670,755

Department Stores—0.2%
Kohl’s Corp.	415	21,862
Macy’s Inc.	790	45,836
Nordstrom Inc.	328	22,281
		89,979

Distillers & Vintners—0.2%
Brown-Forman Corp.	339	31,924
Constellation Brands Inc.	357	31,462	(a)
		63,386

Distributors—0.1%
Genuine Parts Co.	362	31,784

Diversified Banks—4.7%
Bank of America Corp.	22,662	348,315	(h)
Citigroup Inc.	6,454	303,983
Comerica Inc.	413	20,716
JPMorgan Chase & Co.	8,114	467,529
U.S. Bancorp	3,893	168,645
Wells Fargo & Co.	10,256	539,055
		1,848,243

Diversified Chemicals—0.8%
Eastman Chemical Co.	339	29,612
EI du Pont de Nemours & Co.	1,986	129,964
FMC Corp.	316	22,496
The Dow Chemical Co.	2,620	134,825
		316,897

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	2,151	78,512

Diversified REITs—0.1%
Vornado Realty Trust	387	41,305

Diversified Support Services—0.1%
Cintas Corp.	188	11,945
Iron Mountain Inc.	275	9,749
		21,694

Drug Retail—0.8%
CVS Caremark Corp.	2,541	191,515
Walgreen Co.	1,875	138,994
		330,509

Education Services—0.0% *
Graham Holdings Co.	13	9,335

Electric Utilities—1.7%
American Electric Power Company Inc.	1,064	59,339
Duke Energy Corp.	1,502	111,433
Edison International	705	40,968
Entergy Corp.	390	32,015
Exelon Corp.	1,761	64,241
FirstEnergy Corp.	929	32,255
NextEra Energy Inc.	939	96,229
Northeast Utilities	698	32,994
Pepco Holdings Inc.	476	13,081
Pinnacle West Capital Corp.	255	14,749
PPL Corp.	1,381	49,067
The Southern Co.	1,923	87,266
Xcel Energy Inc.	1,101	35,485
		669,122

Electrical Components & Equipment—0.6%
AMETEK Inc.	500	26,140
Eaton Corp. PLC	1,012	78,106
Emerson Electric Co.	1,519	100,801
Rockwell Automation Inc.	326	40,802
		245,849

Electronic Components—0.3%
Amphenol Corp.	361	34,779
Corning Inc.	2,922	64,138
		98,917

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	308	10,697

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	502	10,492
TE Connectivity Ltd.	897	55,470
		65,962

Environmental & Facilities Services—0.2%
Republic Services Inc.	490	18,605
Stericycle Inc.	192	22,737	(a)
Waste Management Inc.	921	41,196
		82,538

Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	116	27,901
Monsanto Co.	1,131	141,081
The Mosaic Co.	670	33,132
		202,114

Food Distributors—0.1%
Sysco Corp.	1,280	47,936

Food Retail—0.2%
Safeway Inc.	443	15,213
The Kroger Co.	1,048	51,803
Whole Foods Market Inc.	750	28,972
		95,988

Footwear—0.3%
NIKE Inc.	1,604	124,390

Gas Utilities—0.0% *
AGL Resources Inc.	300	16,509

General Merchandise Stores—0.4%
Dollar General Corp.	600	34,416	(a)
Dollar Tree Inc.	395	21,512	(a)
Family Dollar Stores Inc.	212	14,022
Target Corp.	1,357	78,638
		148,588

Gold—0.1%
Newmont Mining Corp.	1,110	28,238

Health Care REITs—0.3%
HCP Inc.	961	39,766
Healthcare REIT Inc.	586	36,725
Ventas Inc.	616	39,485
		115,976

Healthcare Distributors—0.5%
AmerisourceBergen Corp.	499	36,257
Cardinal Health Inc.	711	48,746
McKesson Corp.	498	92,733
Patterson Companies Inc.	245	9,680
		187,416

Healthcare Equipment—2.0%
Abbott Laboratories	3,325	135,992	(h)
Baxter International Inc.	1,126	81,410
Becton Dickinson and Co.	422	49,923
Boston Scientific Corp.	2,915	37,225	(a)
CareFusion Corp.	470	20,844	(a)
Covidien PLC	979	88,286
CR Bard Inc.	161	23,025
Edwards Lifesciences Corp.	218	18,713	(a)
Intuitive Surgical Inc.	85	35,003	(a)
Medtronic Inc.	2,145	136,765

St Jude Medical Inc.	640	44,320
Stryker Corp.	636	53,628
Varian Medical Systems Inc.	199	16,545	(a)
Zimmer Holdings Inc.	390	40,505
		782,184

Healthcare Facilities—0.0% *
Tenet Healthcare Corp.	212	9,951	(a)

Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	388	28,060	(a)
Express Scripts Holding Co.	1,640	113,701	(a)
Laboratory Corporation of America Holdings	156	15,974	(a)
Quest Diagnostics Inc.	327	19,192
		176,927

Healthcare Supplies—0.0% *
DENTSPLY International Inc.	259	12,264

Healthcare Technology—0.1%
Cerner Corp.	624	32,186	(a)

Home Building—0.1%
DR Horton Inc.	717	17,624
Lennar Corp.	303	12,720
PulteGroup Inc.	660	13,305
		43,649

Home Entertainment Software—0.1%
Electronic Arts Inc.	693	24,858	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	467	26,796	(a)

Home Furnishings—0.1%
Leggett & Platt Inc.	365	12,512
Mohawk Industries Inc.	150	20,751	(a)
		33,263

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	2,247	107,834
The Home Depot Inc.	2,899	234,703
		342,537

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	1,688	37,153

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	877	33,019
Marriott International Inc.	450	28,845
Starwood Hotels & Resorts Worldwide Inc.	418	33,783
Wyndham Worldwide Corp.	316	23,927
		119,574

Household Appliances—0.1%
Whirlpool Corp.	155	21,579

Household Products—1.8%
Colgate-Palmolive Co.	1,882	128,315
Kimberly-Clark Corp.	818	90,978
The Clorox Co.	277	25,318
The Procter & Gamble Co.	5,809	456,529
		701,140

Housewares & Specialties—0.0% *
Newell Rubbermaid Inc.	543	16,828

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	275	13,129

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	949	109,287
Wal-Mart Stores Inc.	3,443	258,466
		367,753

Independent Power Producers & Energy Traders—0.1%
AES Corp.	1,488	23,138
NRG Energy Inc.	727	27,045
		50,183

Industrial Conglomerates—2.3%
3M Co.	1,353	193,804
Danaher Corp.	1,258	99,042
General Electric Co.	21,486	564,652	(h,k)
Roper Industries Inc.	223	32,560
		890,058

Industrial Gases—0.4%
Air Products & Chemicals Inc.	429	55,178
Airgas Inc.	139	15,139
Praxair Inc.	635	84,353
		154,670

Industrial Machinery—0.8%
Dover Corp.	340	30,923
Flowserve Corp.	329	24,461
Illinois Tool Works Inc.	867	75,914
Ingersoll-Rand PLC	531	33,193
Pall Corp.	258	22,031
Parker Hannifin Corp.	303	38,096
Pentair PLC	388	27,983
Snap-on Inc.	149	17,659
Stanley Black & Decker Inc.	362	31,791
Xylem Inc.	470	18,368
		320,419

Industrial REITs—0.1%
Prologis Inc.	1,094	44,952

Insurance Brokers—0.3%
Aon PLC	656	59,099
Marsh & McLennan Companies Inc.	1,149	59,541
		118,640

Integrated Oil & Gas—4.3%
Chevron Corp.	4,089	533,819
Exxon Mobil Corp.	9,247	930,988	(h)
Hess Corp.	596	58,939
Occidental Petroleum Corp.	1,710	175,497
		1,699,243

Integrated Telecommunication Services—2.3%
AT&T Inc.	11,160	394,618	(h)
CenturyLink Inc.	1,178	42,644
Frontier Communications Corp.	2,541	14,839
Verizon Communications Inc.	8,791	430,144
Windstream Holdings Inc.	1,095	10,906
		893,151

Internet Retail—1.3%
Amazon.com Inc.	791	256,901	(a)
Expedia Inc.	254	20,005
Netflix Inc.	131	57,718	(a)
The Priceline Group Inc.	112	134,736	(a)
TripAdvisor Inc.	254	27,600	(a)
		496,960

Internet Software & Services—3.0%
Akamai Technologies Inc.	368	22,470	(a)
eBay Inc.	2,494	124,850	(a)
Facebook Inc., Class A	3,640	244,935	(a)
Google Inc., Class A	598	349,633	(a)
Google Inc., Class C	598	344,017	(a)
VeriSign Inc.	230	11,226	(a)
Yahoo! Inc.	1,967	69,101	(a)
		1,166,232

Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	511	10,864	(a)
Morgan Stanley	3,021	97,669
The Charles Schwab Corp.	2,411	64,928
The Goldman Sachs Group Inc.	901	150,864
		324,325

IT Consulting & Other Services—1.4%
Accenture PLC	1,368	110,589
Cognizant Technology Solutions Corp.	1,321	64,610	(a)
International Business Machines Corp.	2,078	376,679	(h)
Teradata Corp.	366	14,714	(a)
		566,592

Leisure Products—0.1%
Hasbro Inc.	232	12,308
Mattel Inc.	756	29,461
		41,769

Life & Health Insurance—1.0%
Aflac Inc.	1,012	62,997
Lincoln National Corp.	500	25,720
MetLife Inc.	2,408	133,789
Principal Financial Group Inc.	611	30,843
Prudential Financial Inc.	1,003	89,036
Torchmark Corp.	203	16,630
Unum Group	486	16,893
		375,908

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	685	39,346
PerkinElmer Inc.	288	13,490
Thermo Fisher Scientific Inc.	847	99,946
Waters Corp.	173	18,068	(a)
		170,850

Managed Healthcare—1.0%
Aetna Inc.	758	61,459
Cigna Corp.	599	55,090
Humana Inc.	357	45,596
UnitedHealth Group Inc.	2,128	173,964
WellPoint Inc.	589	63,382
		399,491

Metal & Glass Containers—0.1%
Ball Corp.	329	20,622
Owens-Illinois Inc.	419	14,514	(a)
		35,136

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	506	35,344

Movies & Entertainment—1.7%
The Walt Disney Co.	3,467	297,261
Time Warner Inc.	1,876	131,789
Twenty-First Century Fox Inc.	4,157	146,118
Viacom Inc.	874	75,802
		650,970

Multi-Line Insurance—0.7%
American International Group Inc.	3,130	170,835
Assurant Inc.	146	9,570
Genworth Financial Inc.	912	15,869	(a)
Loews Corp.	671	29,531
The Hartford Financial Services Group Inc.	985	35,273
		261,078

Multi-Sector Holdings—1.3%
Berkshire Hathaway Inc.	3,856	488,015	(a)
Leucadia National Corp.	559	14,657
		502,672

Multi-Utilities—1.1%
Ameren Corp.	509	20,808
CenterPoint Energy Inc.	787	20,100
CMS Energy Corp.	544	16,946
Consolidated Edison Inc.	618	35,683
Dominion Resources Inc.	1,219	87,183
DTE Energy Co.	346	26,943
Integrys Energy Group Inc.	199	14,155
NiSource Inc.	614	24,155
PG&E Corp.	923	44,322
Public Service Enterprise Group Inc.	1,007	41,076
SCANA Corp.	277	14,905
Sempra Energy	497	52,041
TECO Energy Inc.	549	10,145
Wisconsin Energy Corp.	497	23,319
		431,781

Office REITs—0.1%
Boston Properties Inc.	318	37,581

Office Services & Supplies—0.0% *
Pitney Bowes Inc.	520	14,362

Oil & Gas Drilling—0.4%
Diamond Offshore Drilling Inc.	177	8,784
Ensco PLC	467	25,951
Helmerich & Payne Inc.	218	25,312
Nabors Industries Ltd.	734	21,558
Noble Corp. PLC	448	15,035
Rowan Companies PLC	325	10,377
Transocean Ltd.	700	31,521
		138,538

Oil & Gas Equipment & Services—1.7%
Baker Hughes Inc.	925	68,866
Cameron International Corp.	489	33,110	(a)
FMC Technologies Inc.	498	30,413	(a)
Halliburton Co.	1,807	128,315
National Oilwell Varco Inc.	908	74,774
Schlumberger Ltd.	2,805	330,850
		666,328

Oil & Gas Exploration & Production—2.8%
Anadarko Petroleum Corp.	1,076	117,790
Apache Corp.	864	86,936
Cabot Oil & Gas Corp.	868	29,633
Chesapeake Energy Corp.	1,121	34,841
Cimarex Energy Co.	200	28,692
ConocoPhillips	2,617	224,355
Denbury Resources Inc.	714	13,180
Devon Energy Corp.	833	66,140
EOG Resources Inc.	1,172	136,960
EQT Corp.	349	37,308
Marathon Oil Corp.	1,423	56,806
Murphy Oil Corp.	395	26,260
Newfield Exploration Co.	338	14,940	(a)
Noble Energy Inc.	780	60,419
Pioneer Natural Resources Co.	311	71,471
QEP Resources Inc.	451	15,559
Range Resources Corp.	348	30,259
Southwestern Energy Co.	697	31,706	(a)
		1,083,255

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	657	51,292
Phillips 66	1,252	100,698
Tesoro Corp.	267	15,665
Valero Energy Corp.	1,158	58,016
		225,671

Oil & Gas Storage & Transportation—0.6%
Kinder Morgan Inc.	1,360	49,313
ONEOK Inc.	461	31,385
Spectra Energy Corp.	1,410	59,897
The Williams Companies Inc.	1,586	92,321
		232,916

Packaged Foods & Meats—1.4%
Campbell Soup Co.	366	16,767
ConAgra Foods Inc.	933	27,691
General Mills Inc.	1,336	70,193
Hormel Foods Corp.	354	17,470
Kellogg Co.	565	37,121
Keurig Green Mountain Inc.	300	37,383
Kraft Foods Group Inc.	1,292	77,455
McCormick & Company Inc.	285	20,403
Mead Johnson Nutrition Co.	457	42,579
Mondelez International Inc.	3,595	135,208
The Hershey Co.	299	29,114
The JM Smucker Co.	242	25,790
Tyson Foods Inc.	506	18,995
		556,169

Paper Packaging—0.1%
Avery Dennison Corp.	270	13,837
Bemis Company Inc.	269	10,938
MeadWestvaco Corp.	317	14,030
Sealed Air Corp.	398	13,600
		52,405

Paper Products—0.1%
International Paper Co.	926	46,735

Personal Products—0.1%
Avon Products Inc.	860	12,565
The Estee Lauder Companies Inc.	559	41,511
		54,076

Pharmaceuticals—5.8%
AbbVie Inc.	3,340	188,510
Actavis PLC	375	83,644	(a)
Allergan Inc.	638	107,962
Bristol-Myers Squibb Co.	3,508	170,173
Eli Lilly & Co.	2,071	128,754	(h)
Forest Laboratories Inc.	525	51,975	(a)
Hospira Inc.	337	17,312	(a)
Johnson & Johnson	6,057	633,683	(h)
Merck & Company Inc.	6,247	361,389
Mylan Inc.	821	42,331	(a)
Perrigo Co. PLC	294	42,853
Pfizer Inc.	13,547	402,075	(h)
Zoetis Inc.	1,001	32,302
		2,262,963

Property & Casualty Insurance—0.8%
ACE Ltd.	716	74,249
Cincinnati Financial Corp.	316	15,180
The Allstate Corp.	969	56,900
The Chubb Corp.	498	45,900
The Progressive Corp.	1,213	30,762
The Travelers Companies Inc.	781	73,469
XL Group PLC	523	17,118
		313,578

Publishing—0.1%
Gannett Company Inc.	414	12,962
News Corp.	887	15,913	(a)
Time Inc.	1	12	(a)
		28,887

Railroads—0.9%
CSX Corp.	2,205	67,936
Kansas City Southern	221	23,760
Norfolk Southern Corp.	673	69,339
Union Pacific Corp.	1,942	193,714
		354,749

Real Estate Services—0.0% *
CBRE Group Inc.	551	17,654	(a)

Regional Banks—0.9%
BB&T Corp.	1,548	61,038
Fifth Third Bancorp	1,673	35,719
Huntington Bancshares Inc.	1,508	14,386
KeyCorp	1,727	24,748
M&T Bank Corp.	255	31,633
PNC Financial Services Group Inc.	1,149	102,319
Regions Financial Corp.	3,160	33,559
SunTrust Banks Inc.	1,071	42,904
Zions Bancorporation	469	13,821
		360,127

Research & Consulting Services—0.2%
Equifax Inc.	297	21,544
Nielsen N.V.	658	31,854
The Dun & Bradstreet Corp.	87	9,588
		62,986

Residential REITs—0.3%
Apartment Investment & Management Co.	423	13,650
AvalonBay Communities Inc.	257	36,543
Equity Residential	693	43,659
Essex Property Trust Inc.	138	25,518
		119,370

Restaurants—1.2%
Chipotle Mexican Grill Inc.	61	36,143	(a)
Darden Restaurants Inc.	248	11,475
McDonald’s Corp.	2,111	212,662
Starbucks Corp.	1,622	125,511
Yum! Brands Inc.	950	77,140
		462,931

Retail REITs—0.5%
General Growth Properties Inc.	1,100	25,916
Kimco Realty Corp.	924	21,234
Simon Property Group Inc.	675	112,239
The Macerich Co.	300	20,025
		179,414

Security & Alarm Services—0.1%
The ADT Corp.	390	13,626
Tyco International Ltd.	983	44,825
		58,451

Semiconductor Equipment—0.3%
Applied Materials Inc.	2,465	55,586
KLA-Tencor Corp.	385	27,966
Lam Research Corp.	366	24,734
		108,286

Semiconductors—1.9%
Altera Corp.	641	22,281
Analog Devices Inc.	672	36,335
Avago Technologies Ltd.	500	36,035
Broadcom Corp.	1,080	40,090
First Solar Inc.	139	9,877	(a)
Intel Corp.	10,668	329,641	(h)
Linear Technology Corp.	492	23,159
Microchip Technology Inc.	372	18,157
Micron Technology Inc.	2,177	71,732	(a)
NVIDIA Corp.	1,076	19,949
Texas Instruments Inc.	2,330	111,351
Xilinx Inc.	557	26,352
		744,959

Soft Drinks—1.8%
Coca-Cola Enterprises Inc.	530	25,323
Dr Pepper Snapple Group Inc.	441	25,834
Monster Beverage Corp.	300	21,309	(a)
PepsiCo Inc.	3,239	289,372
The Coca-Cola Co.	8,055	341,210	(h)
		703,048

Specialized Consumer Services—0.1%
H&R Block Inc.	623	20,883

Specialized Finance—0.5%
CME Group Inc.	659	46,756
Intercontinental Exchange Inc.	241	45,525
McGraw Hill Financial Inc.	599	49,735
Moody’s Corp.	406	35,590
The NASDAQ OMX Group Inc.	291	11,238
		188,844

Specialized REITs—0.6%
American Tower Corp.	857	77,113
Crown Castle International Corp.	681	50,571
Plum Creek Timber Company Inc.	313	14,116
Public Storage	315	53,975
Weyerhaeuser Co.	1,285	42,521
		238,296

Specialty Chemicals—0.5%
Ecolab Inc.	598	66,582
International Flavors & Fragrances Inc.	172	17,936
PPG Industries Inc.	302	63,465
Sigma-Aldrich Corp.	250	25,370
The Sherwin-Williams Co.	175	36,209
		209,562

Specialty Stores—0.2%
PetSmart Inc.	200	11,960
Staples Inc.	1,228	13,312
Tiffany & Co.	264	26,466
Tractor Supply Co.	300	18,120
		69,858

Steel—0.1%
Allegheny Technologies Inc.	271	12,222
Nucor Corp.	702	34,573
United States Steel Corp.	367	9,557
		56,352

Systems Software—2.7%
CA Inc.	726	20,865
Microsoft Corp.	16,172	674,373	(h)
Oracle Corp.	7,428	301,057
Red Hat Inc.	348	19,234	(a)
Symantec Corp.	1,527	34,968
		1,050,497

Technology Hardware, Storage & Peripherals—4.1%
Apple Inc.	12,956	1,204,001
EMC Corp.	4,371	115,132
Hewlett-Packard Co.	4,084	137,549
NetApp Inc.	739	26,988
SanDisk Corp.	466	48,665
Seagate Technology PLC	700	39,774
Western Digital Corp.	464	42,827
		1,614,936

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	1,345	13,221
People’s United Financial Inc.	561	8,511
		21,732

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	623	17,307

Tobacco—1.4%
Altria Group Inc.	4,260	178,665	(h)
Lorillard Inc.	795	48,471
Philip Morris International Inc.	3,401	286,738
Reynolds American Inc.	654	39,469
		553,343

Trading Companies & Distributors—0.1%
Fastenal Co.	525	25,982
WW Grainger Inc.	123	31,275
		57,257

Trucking—0.0% *
Ryder System Inc.	131	11,540

Total Common Stock
(Cost $25,938,882)		37,360,372

Short-Term Investments—4.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,827,051)	1,827,051	(d,n)

Total Investments
(Cost $27,765,933)	39,187,423

Other Assets and Liabilities, net—0.2%	91,666

NET ASSETS—100.0%	$39,279,089

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2014	19	$1,854,780	$22,474

GE Institutional Income Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Bonds and Notes – 87.9% †		Principal Amount	Fair Value
U.S. Treasuries—20.8%
U.S. Treasury Bonds
3.38%	05/15/44	$5,012,500	$5,046,179
4.50%	02/15/36	13,345,300	16,208,280	(h)
U.S. Treasury Notes
0.38%	04/30/16	7,914,400	7,911,931	(h)
0.50%	06/30/16	6,254,500	6,259,873
0.75%	01/15/17	4,711,100	4,718,831	(h)
0.88%	01/31/17	182,800	183,614
1.63%	04/30/19	9,250,500	9,267,845	(h)
1.63%	06/30/19	6,216,200	6,216,200
2.50%	05/15/24	12,560,800	12,543,139
			68,355,892

Agency Mortgage Backed—27.6%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	4,177,375	4,438,901
4.50%	06/01/33 - 02/01/35	23,936	25,920	(h)
5.00%	07/01/35 - 06/01/41	1,662,804	1,874,914	(h)
5.50%	05/01/20 - 04/01/39	600,469	672,877	(h)
6.00%	04/01/17 - 11/01/37	939,009	1,065,694	(h)
6.00%	07/01/19	3,041	3,217
6.50%	07/01/29 - 10/01/33	3,819	4,304	(h)
7.00%	10/01/16 - 08/01/36	106,341	120,042	(h)
7.50%	01/01/30 - 09/01/33	2,350	2,527	(h)
8.00%	11/01/30	29,696	33,826	(h)
8.50%	04/01/30	22,479	26,714	(h)
9.00%	12/01/16	499	527	(h)
9.50%	04/01/21	43	48	(h)
Federal National Mortgage Assoc.
2.10%	04/01/37	2,677	2,687	(i)
3.00%	02/01/43 - 05/01/43	9,557,675	9,453,006
3.00%	05/01/43 - 06/01/43	10,405,864	10,309,316	(h)
3.50%	11/01/42 - 02/01/43	6,515,074	6,724,352	(h)
4.00%	05/01/19 - 12/01/41	4,395,618	4,673,117	(h)
4.00%	02/01/44 - 03/01/44	5,549,199	5,903,009
4.50%	05/01/18 - 04/01/41	11,580,082	12,545,345	(h)
4.50%	09/01/40	450,975	488,723
5.00%	07/01/20 - 06/01/41	2,557,530	2,877,237	(h)
5.00%	03/01/39 - 05/01/39	372,353	416,625
5.50%	08/01/14 - 04/01/38	2,852,113	3,194,482	(h)
5.50%	10/01/24	8,745	8,827	(h,i)
5.50%	05/01/37	74,381	83,217
6.00%	11/01/14 - 08/01/35	1,794,242	2,035,623	(h)
6.50%	07/01/17 - 08/01/36	186,806	208,417	(h)
7.00%	03/01/15 - 02/01/34	31,584	33,806	(h)
7.50%	02/01/15 - 12/01/33	80,714	90,194	(h)
8.00%	12/01/15 - 01/01/33	20,461	23,170	(h)
9.00%	12/01/17 - 12/01/22	5,596	6,122	(h)

3.00%	TBA	175,000	172,881	(c)
3.50%	TBA	2,095,000	2,156,541	(c)
5.00%	TBA	1,133,000	1,204,816	(c)
6.00%	TBA	3,640,000	4,100,118	(c)
Government National Mortgage Assoc.
3.00%	06/20/43	1,859,873	1,880,985
3.50%	05/20/43	4,344,355	4,532,479
4.00%	01/20/41 - 04/20/43	5,099,301	5,468,636
4.50%	08/15/33 - 05/20/40	1,081,904	1,185,836	(h)
5.00%	08/15/33	61,458	68,199	(h)
6.00%	04/15/27 - 09/15/36	368,861	422,924	(h)
6.50%	04/15/19 - 09/15/36	149,163	169,621	(h)
7.00%	10/15/27 - 10/15/36	80,952	91,318	(h)
7.50%	01/15/23 - 11/15/31	13,232	14,010	(h)
8.00%	02/15/30 - 09/15/30	946	1,036	(h)
8.50%	10/15/17	2,799	3,029	(h)
9.00%	11/15/16 - 12/15/21	20,078	21,473	(h)
5.00%	TBA	1,560,000	1,714,090	(c)
5.50%	TBA	255,000	284,773	(c)
			90,839,551

Agency Collateralized Mortgage Obligations—0.4%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	295	295	(d,f)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,192,224	12,126	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,624,533	147,941	(g)
4.50%	02/15/18 - 03/15/18	38,463	1,116	(g,h)
5.00%	05/15/18 - 10/15/18	30,981	871	(g,h)
5.00%	02/15/38	43,226	2,246	(g)
5.50%	06/15/33	75,664	15,203	(g,h)
5.95%	07/15/39	989,649	155,169	(g,i)
6.45%	08/15/25	611,827	74,230	(g,i)
7.50%	07/15/27	6,430	1,266	(g,h)
8.00%	04/15/20	88	94	(h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,528	1,444	(d,f,h)
8.00%	02/01/23 - 07/01/24	5,715	1,299	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	375	371	(d,f,h)
1.25%	12/25/42	232,664	8,399	(g,h,i)
5.00%	02/25/32	7,877	13	(g,h)
5.00%	02/25/40 - 09/25/40	971,619	127,171	(g)
5.85%	07/25/38	196,657	28,008	(g,i)
7.35%	05/25/18	91,983	9,110	(g,h,i)
8.00%	05/25/22	8	195	(g,h)
Federal National Mortgage Assoc. STRIPS
1.87%	12/01/34	36,945	34,266	(d,f,h)
4.50%	08/01/35 - 01/01/36	269,235	41,360	(g,h)
5.00%	03/25/38 - 05/25/38	160,147	25,166	(g,h)
5.50%	12/01/33	32,224	6,345	(g,h)

6.00%	01/01/35	138,296	25,514	(g,h)
7.50%	11/01/23	31,138	6,242	(g,h)
8.00%	08/01/23 - 07/01/24	11,310	2,430	(g,h)
8.50%	03/01/17 - 07/25/22	842	118	(g,h)
9.00%	05/25/22	347	70	(g,h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,949,330	222,675	(g,h)
5.00%	12/20/35 - 09/20/38	1,217,663	116,725	(g,h)
6.10%	02/20/40	1,364,168	255,247	(g,i)
			1,322,725

Asset Backed—0.2%
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	341,066	349,643	(h,j)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	160,000	160,549	(h)
			510,192

Corporate Notes—32.1%
21st Century Fox America Inc.
6.65%	11/15/37	213,000	270,454	(h)
ABB Finance USA Inc.
1.63%	05/08/17	408,000	413,133
AbbVie Inc.
1.75%	11/06/17	370,000	372,018
2.00%	11/06/18	304,000	303,624
Actavis Funding SCS
1.30%	06/15/17	500,000	499,044	(b)
2.45%	06/15/19	208,000	208,582	(b)
3.85%	06/15/24	417,000	421,525	(b)
4.85%	06/15/44	208,000	209,965	(b)
Agilent Technologies Inc.
5.50%	09/14/15	412,000	434,579	(h)
Agrium Inc.
4.90%	06/01/43	463,000	473,124	(h)
Altria Group Inc.
2.95%	05/02/23	209,000	200,081	(h)
4.50%	05/02/43	209,000	201,474	(h)
5.38%	01/31/44	219,000	239,878
America Movil SAB de C.V.
5.00%	03/30/20	622,000	689,593
American Axle & Manufacturing Inc.
6.25%	03/15/21	283,000	304,225
7.75%	11/15/19	83,000	95,658
American Campus Communities Operating Partnership LP
4.13%	07/01/24	312,000	316,234
American Express Credit Corp.
1.13%	06/05/17	835,000	834,123
American International Group Inc.
3.38%	08/15/20	336,000	349,149
American Seafoods Group LLC
10.75%	05/15/16	350,000	349,125	(b)

American Tower Trust Corp. (REIT)
3.40%	02/15/19	550,000	575,385
3.50%	01/31/23	125,000	122,580	(h)
Amgen Inc.
2.20%	05/22/19	626,000	625,273
Anadarko Petroleum Corp.
6.20%	03/15/40	349,000	440,069	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	645,000	618,062	(h)
Apple Inc.
2.85%	05/06/21	650,000	655,600
3.45%	05/06/24	433,000	437,825
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	17,000	17,041	(b)
Archer-Daniels-Midland Co.
4.02%	04/16/43	237,000	227,458	(h)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.21%	12/15/19	250,000	249,375	(b,c,i)
Arizona Public Service Co.
6.25%	08/01/16	214,000	237,806	(h)
Ascension Health
4.85%	11/15/53	327,000	358,125
AT&T Inc.
2.38%	11/27/18	450,000	457,546
4.35%	06/15/45	252,000	238,875
4.80%	06/15/44	250,000	255,215
AXIS Specialty Finance PLC
5.15%	04/01/45	237,000	245,195
Bank of America Corp.
2.00%	01/11/18	864,000	869,575	(h)
2.60%	01/15/19	17,000	17,200
4.00%	04/01/24	218,000	222,476
4.10%	07/24/23	377,000	391,276
4.13%	01/22/24	334,000	344,352
Barclays Bank PLC
2.25%	05/10/17	1,281,000	1,320,442	(b,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	495,000	613,720	(h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	524,000	539,667
3.00%	05/15/22	134,000	134,736
Berkshire Hathaway Inc.
4.50%	02/11/43	488,000	503,164
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	219,000	242,036
Bombardier Inc.
7.75%	03/15/20	387,000	437,368	(b)
BP Capital Markets PLC
1.38%	05/10/18	210,000	208,046
3.81%	02/10/24	429,000	443,222
Brocade Communications Systems Inc.
4.63%	01/15/23	200,000	194,000
Cargill Inc.
6.00%	11/27/17	246,000	280,605	(b,h)

Caterpillar Inc.
3.40%	05/15/24	108,000	109,230
4.30%	05/15/44	217,000	217,539
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,703
2.95%	11/01/22	202,000	194,226	(h)
4.20%	08/01/23	110,000	113,639
4.35%	11/01/42	129,000	123,623	(h)
Celgene Corp.
3.63%	05/15/24	434,000	435,014
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	414,107	(b,h)
Cequel Capital Corp.
5.13%	12/15/21	400,000	398,500	(b)
CF Industries Inc.
5.38%	03/15/44	219,000	234,821
Chesapeake Energy Corp.
3.25%	03/15/16	242,000	243,512	(h)
Citigroup Inc.
1.75%	05/01/18	419,000	416,229	(h)
3.75%	06/16/24	438,000	439,223
5.00%	09/15/14	401,000	404,550	(h)
5.30%	05/06/44	198,000	206,524
5.50%	09/13/25	531,000	592,314
CMS Energy Corp.
4.88%	03/01/44	215,000	226,310
CNA Financial Corp.
5.88%	08/15/20	366,000	428,291
CNH Industrial Capital LLC
3.38%	07/15/19	335,000	332,487	(b)
3.88%	11/01/15	245,000	249,900
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	443,970
Cogeco Cable Inc.
4.88%	05/01/20	400,000	405,000	(b)
Comcast Corp.
4.75%	03/01/44	215,000	227,396
Commonwealth Bank of Australia
0.75%	01/13/17	559,000	560,465	(b)
Constellation Brands Inc.
7.25%	09/01/16	408,000	454,920
Corp Andina de Fomento
4.38%	06/15/22	646,000	685,130
Corporate Office Properties LP (REIT)
3.60%	05/15/23	405,000	387,266
3.70%	06/15/21	209,000	208,886
COX Communications Inc.
4.70%	12/15/42	93,000	90,441	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	430,954	(b,h)
Daimler Finance North America LLC
2.38%	08/01/18	325,000	332,904	(b)
Denbury Resources Inc.
6.38%	08/15/21	314,000	336,765	(h)
Dexia Credit Local S.A.
2.25%	01/30/19	869,000	881,014	(b)

Diageo Capital PLC
1.13%	04/29/18	419,000	410,867	(h)
Diageo Investment Corp.
2.88%	05/11/22	509,000	506,471	(h)
DigitalGlobe Inc.
5.25%	02/01/21	408,000	403,920	(h)
DIRECTV Holdings LLC
4.45%	04/01/24	328,000	347,786
5.15%	03/15/42	350,000	367,547	(h)
Dominion Resources Inc.
1.95%	08/15/16	793,000	810,785	(h)
Duke Energy Corp.
1.63%	08/15/17	409,000	412,587
3.75%	04/15/24	306,000	314,295
Eaton Corp.
2.75%	11/02/22	420,000	406,683
eBay Inc.
4.00%	07/15/42	245,000	218,965
Ecopetrol S.A.
5.88%	05/28/45	106,000	109,634
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	433,000	436,092
Electricite de France S.A.
2.15%	01/22/19	857,000	861,833	(b)
EMC Corp.
1.88%	06/01/18	421,000	423,782
Enbridge Inc.
4.50%	06/10/44	209,000	206,291
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	395,000	394,506	(b)
Energy Transfer Partners LP
6.50%	02/01/42	352,000	420,399	(h)
ERP Operating LP
4.50%	07/01/44	250,000	250,816
European Investment Bank
0.88%	12/15/14	1,120,000	1,123,550	(h)
4.88%	01/17/17	490,000	540,260	(h)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	209,000	209,593
Exelon Corp.
4.90%	06/15/15	426,000	442,844	(h)
Express Scripts Holding Co.
2.25%	06/15/19	835,000	831,508
Fidelity National Information Services Inc.
1.45%	06/05/17	125,000	124,852
3.88%	06/05/24	292,000	293,384
Florida Power & Light Co.
4.13%	02/01/42	234,000	234,965	(h)
Ford Motor Credit Company LLC
5.88%	08/02/21	329,000	386,267
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	182,000	188,823

Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	174,000	190,095	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	363,000	412,005	(h)
General Motors Co.
4.88%	10/02/23	159,000	167,348	(b)
Genworth Holdings Inc.
4.80%	02/15/24	215,000	229,744
7.70%	06/15/20	193,000	237,851
Gilead Sciences Inc.
3.70%	04/01/24	438,000	449,432
4.80%	04/01/44	328,000	346,104
Glencore Funding LLC
2.50%	01/15/19	610,000	608,448	(b)
3.13%	04/29/19	32,000	32,634	(b)
4.13%	05/30/23	388,000	389,684	(b)
4.63%	04/29/24	215,000	221,644	(b)
Great Plains Energy Inc.
4.85%	06/01/21	414,000	457,501	(h)
Grupo Televisa SAB
5.00%	05/13/45	209,000	209,416
Hewlett-Packard Co.
2.75%	01/14/19	1,070,000	1,097,134
Hexion US Finance Corp.
6.63%	04/15/20	490,000	519,400
Hughes Satellite Systems Corp.
6.50%	06/15/19	186,000	207,390	(h)
Huntsman International LLC
4.88%	11/15/20	405,000	419,175
Hyundai Capital America
1.63%	10/02/15	408,000	411,695	(b,h)
2.13%	10/02/17	207,000	210,150	(b,h)
Illinois Tool Works Inc.
3.50%	03/01/24	431,000	441,750
Ingles Markets Inc.
5.75%	06/15/23	379,000	384,685
International Business Machines Corp.
3.63%	02/12/24	644,000	660,777
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	133,000	134,571	(b)
Invesco Finance PLC
3.13%	11/30/22	585,000	580,242	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	133,500	(b)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	237,000	236,408	(b)
Jefferies Group Inc.
5.13%	01/20/23	131,000	140,441
6.50%	01/20/43	142,000	156,637

John Deere Capital Corp.
3.35%	06/12/24	417,000	419,771
Johnson Controls Inc.
3.63%	07/02/24	83,000	83,366
4.63%	07/02/44	208,000	208,164
JPMorgan Chase & Co.
5.00%	12/29/49	626,000	623,680	(i)
Kerr-McGee Corp.
6.95%	07/01/24	331,000	425,123
KFW
2.00%	10/04/22	1,345,000	1,297,335	(h)
4.50%	07/16/18	169,000	189,399	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	353,000	342,834
5.50%	03/01/44	218,000	230,125
Kinder Morgan Inc.
5.63%	11/15/23	170,000	174,675	(b)
Kinross Gold Corp.
5.95%	03/15/24	215,000	223,717	(b)
6.88%	09/01/41	73,000	74,939
Korea National Oil Corp.
2.88%	11/09/15	358,000	366,816	(b,h)
L-3 Communications Corp.
1.50%	05/28/17	292,000	292,399
3.95%	05/28/24	323,000	325,205
Liberty Mutual Group Inc.
4.25%	06/15/23	437,000	452,936	(b)
Linn Energy LLC
6.25%	11/01/19	375,000	392,075
8.63%	04/15/20	178,000	192,240	(h)
LYB International Finance BV
4.88%	03/15/44	290,000	302,353
Macquarie Bank Ltd.
2.60%	06/24/19	832,000	837,259	(b)
Martin Marietta Materials Inc.
4.25%	07/02/24	62,000	62,465	(b)
Mattel Inc.
2.35%	05/06/19	650,000	652,969
Medtronic Inc.
4.63%	03/15/44	151,000	158,596
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	158,555
Microsoft Corp.
2.38%	05/01/23	193,000	184,776
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	528,068	(b)
Monsanto Co.
3.38%	07/15/24	208,000	209,375
4.40%	07/15/44	156,000	156,343
4.70%	07/15/64	312,000	313,206

Morgan Stanley
2.13%	04/25/18	417,000	421,581
4.10%	05/22/23	499,000	506,192
4.75%	03/22/17	271,000	295,048
4.88%	11/01/22	406,000	435,808
5.00%	11/24/25	279,000	297,572
Mylan Inc.
5.40%	11/29/43	204,000	219,679
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	268,130	(b,h)
National Retail Properties Inc.
3.90%	06/15/24	347,000	349,050
NCL Corporation Ltd.
5.00%	02/15/18	227,000	234,378
Newfield Exploration Co.
5.63%	07/01/24	662,000	726,545	(h)
5.75%	01/30/22	370,000	408,850	(h)
Newmont Mining Corp.
4.88%	03/15/42	163,000	146,883
Nexen Energy ULC
6.40%	05/15/37	232,000	279,175
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	804,000	821,442	(h)
Northeast Utilities
1.45%	05/01/18	419,000	411,458	(h)
Novartis Capital Corp.
4.40%	05/06/44	320,000	333,058
Omnicom Group Inc.
3.63%	05/01/22	356,000	366,242	(h)
Oracle Corp.
1.20%	10/15/17	609,000	608,185	(h)
3.63%	07/15/23	304,000	313,196
4.50%	07/08/44	208,000	208,000
PacifiCorp
6.25%	10/15/37	258,000	335,620	(h)
People’s United Bank
4.00%	07/15/24	488,000	489,930
Perrigo Co. PLC
2.30%	11/08/18	443,000	442,818	(b)
Petrobras Global Finance BV
3.00%	01/15/19	491,000	481,990	(h)
6.25%	03/17/24	101,000	107,504
7.25%	03/17/44	101,000	111,353
Petrobras International Finance Co.
3.50%	02/06/17	314,000	322,321	(h)
3.88%	01/27/16	187,000	192,806	(h)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	463,000	465,902
Philip Morris International Inc.
4.13%	03/04/43	214,000	206,153

Pitney Bowes Inc.
4.63%	03/15/24	411,000	425,117
Plains Exploration & Production Co.
6.50%	11/15/20	203,000	226,599
PPL Capital Funding Inc.
5.00%	03/15/44	263,000	283,066
Prudential Financial Inc.
5.63%	06/15/43	260,000	278,117	(h,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	630,000	598,302	(h)
Range Resources Corp.
5.75%	06/01/21	268,000	289,440	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	977,000	1,003,867
Rowan Companies Inc.
4.75%	01/15/24	300,000	317,409
5.85%	01/15/44	86,000	92,838
Royal Bank of Canada
1.20%	09/19/18	717,000	715,162
RSI Home Products Inc.
6.88%	03/01/18	408,000	434,520	(b)
Ryder System Inc.
2.45%	09/03/19	520,000	521,986
Sabine Pass Liquefaction LLC
5.63%	02/01/21	263,000	278,122
Seagate HDD Cayman
4.75%	01/01/25	484,000	480,370	(b)
Shell International Finance BV
3.40%	08/12/23	654,000	667,572
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	335,000	316,113	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	444,000	467,310	(b)
Sprint Corp.
7.25%	09/15/21	242,000	266,805	(b)
Standard Chartered PLC
5.70%	03/26/44	303,000	317,593	(b)
Statoil ASA
3.70%	03/01/24	665,000	695,466
4.80%	11/08/43	222,000	244,748
T-Mobile USA Inc.
6.25%	04/01/21	100,000	106,250
Talisman Energy Inc.
5.50%	05/15/42	125,000	135,530
6.25%	02/01/38	296,000	344,181
Tampa Electric Co.
4.35%	05/15/44	209,000	213,589
Target Corp.
3.50%	07/01/24	479,000	484,405

Teck Resources Ltd.
3.75%	02/01/23	403,000	391,285
5.40%	02/01/43	209,000	208,999	(h)
Telecom Italia S.p.A.
5.30%	05/30/24	250,000	250,937	(b)
Tencent Holdings Ltd.
3.38%	05/02/19	433,000	442,687	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	160,000	163,600
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	325,000	392,961
Textron Inc.
6.20%	03/15/15	374,000	389,254	(h)
The Allstate Corp.
5.75%	08/15/53	240,000	257,773	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	403,912	(b)
The Goldman Sachs Group Inc.
2.38%	01/22/18	510,000	517,923
2.63%	01/31/19	642,000	650,726
2.90%	07/19/18	296,000	304,960
4.00%	03/03/24	517,000	526,285
4.80%	07/08/44	312,000	312,000
The Home Depot Inc.
4.88%	02/15/44	218,000	237,557
The Korea Development Bank
3.25%	03/09/16	223,000	231,389	(h)
4.00%	09/09/16	245,000	259,898	(h)
The McClatchy Co.
9.00%	12/15/22	250,000	285,312
The Potomac Edison Co.
5.35%	11/15/14	178,000	181,293	(h)
The Southern Co.
2.45%	09/01/18	525,000	537,994
The Williams Companies Inc.
4.55%	06/24/24	416,000	420,119
5.75%	06/24/44	208,000	209,790
Time Warner Cable Inc.
5.88%	11/15/40	392,000	457,252
6.55%	05/01/37	127,000	158,025
Time Warner Inc.
5.35%	12/15/43	361,000	392,741
Tops Holding Corp.
8.88%	12/15/17	1,022,000	1,111,425
tw telecom holdings Inc.
6.38%	09/01/23	160,000	182,000
U.S. Bancorp
3.44%	02/01/16	648,000	674,891	(h)
Unit Corp.
6.63%	05/15/21	409,000	436,607	(h)
United Rentals North America Inc.
5.75%	07/15/18	408,000	431,460	(h)

Vail Resorts Inc.
6.50%	05/01/19	447,000	469,909
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	240,000	255,000	(b,h)
6.75%	08/15/18	317,000	341,567	(b)
Verizon Communications Inc.
1.35%	06/09/17	1,043,000	1,042,652
3.45%	03/15/21	328,000	338,957
5.05%	03/15/34	131,000	139,812
5.15%	09/15/23	463,000	518,140
6.55%	09/15/43	307,000	386,341
Viasystems Inc.
7.88%	05/01/19	245,000	259,087	(b)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	1,043,000	1,043,730	(b)
Voya Financial Inc.
5.50%	07/15/22	160,000	183,251
Wal-Mart Stores Inc.
3.30%	04/22/24	347,000	350,662
4.30%	04/22/44	434,000	438,343
Weatherford International Ltd.
5.95%	04/15/42	279,000	316,411
6.75%	09/15/40	107,000	131,286
WellPoint Inc.
3.30%	01/15/23	431,000	430,487
Wells Fargo & Co.
4.10%	06/03/26	485,000	491,111
5.90%	12/29/49	281,000	298,071	(i)
Westpac Banking Corp.
1.20%	05/19/17	1,043,000	1,043,833
Williams Partners LP
5.25%	03/15/20	667,000	752,377
Windstream Corp.
6.38%	08/01/23	409,000	414,624
WPX Energy Inc.
5.25%	01/15/17	408,000	434,520
Xilinx Inc.
2.13%	03/15/19	219,000	219,387
XLIT Ltd.
5.25%	12/15/43	210,000	230,930
Yamana Gold Inc.
4.95%	07/15/24	331,000	333,176	(b)
			105,604,751

Non-Agency Collateralized Mortgage Obligations—5.5%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	641,380	(b,h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	1,050,000	1,142,543	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	905,000	959,451	(h,i)

Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	71,177	79,258	(h,i)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	180,000	204,425	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	170,000	175,189	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	435,000	454,712	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	377,560	384,627	(i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	220,000	235,074	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	215,298	(i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	220,000	225,179	(h,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	190,183	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	264,700	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	740,000	785,223	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	88,969	—	(**,i)
GS Mortgage Securities Corp. II 2012-GCJ9
2.54%	11/10/45	979,728	125,069	(g,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	280,000	290,075	(b,h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	420,000	435,658	(h)
5.47%	08/10/44	100,000	112,959	(b,h,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	220,000	232,345
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	430,000	431,741	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	1,285,704	129,415	(g,h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	755,989	770,786	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	204,422	205,976	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	380,000	411,833	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	295,684	322,536	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	131,493	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	183,992	(i)

JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	317,000	336,248	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	220,695	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.92%	12/15/39	859,781	2,259	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	213,090	219,686	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	450,000	473,359	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	203,644	219,866	(h,i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	465,000	516,791	(i)
6.11%	07/15/40	530,000	589,023	(b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	42,602	3,319	(g,h)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	1,029,000	1,113,500	(h,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	396,000	395,084	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
5.00%	02/15/47	210,000	202,158	(b,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	210,000	217,417
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	630,000	641,070	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	270,000	258,687	(h,i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	350,000	366,420	(i)
5.27%	10/12/52	150,000	158,463	(i)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	180,000	195,367	(i)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	190,000	212,550	(i)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	250,000	287,352	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	211,983	(b,h,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	134,667	1,254
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	254,621
5.30%	12/15/46	175,000	172,690	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	190,000	171,434	(b)
4.72%	03/15/47	300,000	321,210	(i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	579,147	(i)
			18,082,773

Sovereign Bonds—0.6%
Government of Brazil
4.25%	01/07/25	379,000	384,116
Government of Chile
3.63%	10/30/42	148,000	129,870	(h)
Government of Colombia
2.63%	03/15/23	327,000	305,745
5.63%	02/26/44	143,000	160,160
Government of Mexico
4.75%	03/08/44	466,000	475,320	(h)
Government of Turkey
3.25%	03/23/23	296,000	272,912	(h)
6.63%	02/17/45	147,000	170,153
			1,898,276

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	295,000	362,903	(h)
Denver City & County School District No 1
4.24%	12/15/37	370,000	363,329	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	336,000	411,217	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	525,000	537,369	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	305,441
State of California
5.70%	11/01/21	290,000	347,107
			2,327,366

FNMA—0.0% *
Lehman TBA
5.50%	TBA	333,269	—	(**,l,p)

Total Bonds and Notes
(Cost $283,721,409)			288,941,526

Domestic Equity—0.1%	Number of Shares	Fair Value
Preferred Stock—0.1%
Wells Fargo & Co.
(Cost $326,100)	13,044	$338,362

Total Investments in Securities
(Cost $284,047,509)		289,279,888

Short-Term Investments—14.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $47,155,985)		47,155,985	(d,m)

Total Investments
(Cost $331,203,494)		336,435,873

Liabilities in Excess of Other Assets, net—(2.4)%		(7,964,176)

NET ASSETS —100.0%		$328,471,697

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2014	196	$43,040,375	$(28,914)
5 Yr. U.S. Treasury Notes Futures	September 2014	100	11,946,094	16,722

				$(12,192)

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2014	63	$(8,642,813)	$37,997
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	35	(5,247,812)	35,522
10 Yr. U.S. Treasury Notes Futures	September 2014	252	(31,543,313)	13,499

				$87,018

				$74,826

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Domestic Equity—35.0% †	Number of Shares	Fair Value
Common Stock—35.0%

Aerospace & Defense—0.9%
General Dynamics Corp.	17,957	$2,092,889
Honeywell International Inc.	44,855	4,169,272
The Boeing Co.	12,831	1,632,488
		7,894,649

Agricultural Products—0.3%
Archer-Daniels-Midland Co.	69,576	3,068,997

Air Freight & Logistics—0.4%
United Parcel Service Inc.	30,814	3,163,365

Airlines—0.3%
Delta Air Lines Inc.	60,543	2,344,225

Application Software—0.3%
Intuit Inc.	34,709	2,795,116

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	30,109	3,613,080
Invesco Ltd.	97,842	3,693,536
State Street Corp.	51,062	3,434,430	(e)
		10,741,046

Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	22,643	2,027,001	(a)

Automobile Manufacturers—0.2%
Ford Motor Co.	123,779	2,133,950

Automotive Retail—0.1%
AutoZone Inc.	2,415	1,295,020	(a)

Biotechnology—1.5%
Alexion Pharmaceuticals Inc.	12,014	1,877,188	(a)
Amgen Inc.	54,149	6,409,617	(h)
Gilead Sciences Inc.	61,074	5,063,645	(a)
		13,350,450

Broadcasting—0.4%
CBS Corp.	18,114	1,125,604
Discovery Communications Inc.	27,367	1,986,570	(a)
		3,112,174

Cable & Satellite—0.9%
Comcast Corp., Class A	27,171	1,458,539
Comcast Corp., Special Class A	56,068	2,990,107
Liberty Global PLC	86,772	3,671,323	(a)
		8,119,969

Casinos & Gaming—0.3%
Las Vegas Sands Corp.	30,037	2,289,420

Commodity Chemicals—0.4%
LyondellBasell Industries N.V.	40,788	3,982,948

Communications Equipment—1.7%
Cisco Systems Inc.	194,711	4,838,568
QUALCOMM Inc.	127,740	10,117,008
		14,955,576

Consumer Finance—0.4%
American Express Co.	36,346	3,448,145

Data Processing & Outsourced Services—0.4%
Paychex Inc.	12,668	526,482
Visa Inc.	15,018	3,164,443
		3,690,925

Department Stores—0.1%
Macy’s Inc.	22,341	1,296,225

Diversified Banks—1.6%
Bank of America Corp.	98,328	1,511,301
Citigroup Inc.	59,929	2,822,656
JPMorgan Chase & Co.	86,762	4,999,227
Wells Fargo & Co.	88,023	4,626,489
		13,959,673

Diversified Metals & Mining—0.0% *
Southern Copper Corp.	2,413	73,283

Drug Retail—0.4%
CVS Caremark Corp.	47,927	3,612,258

Electric Utilities—0.2%
NextEra Energy Inc.	13,586	1,392,293

Electrical Components & Equipment—0.5%
Eaton Corp. PLC	53,489	4,128,281

Fertilizers & Agricultural Chemicals—0.5%
Monsanto Co.	35,043	4,371,264

General Merchandise Stores—0.2%
Dollar General Corp.	34,719	1,991,482	(a)

Health Care REITs—0.1%
HCP Inc.	12,672	524,367

Healthcare Distributors—0.1%
Cardinal Health Inc.	18,114	1,241,896

Healthcare Equipment—1.2%
Abbott Laboratories	60,072	2,456,945
Boston Scientific Corp.	59,475	759,496	(a)
Covidien PLC	58,873	5,309,167
Stryker Corp.	22,480	1,895,513
		10,421,121

Healthcare Services—0.3%
Express Scripts Holding Co.	38,381	2,660,955	(a)

Healthcare Supplies—0.3%
DENTSPLY International Inc.	28,367	1,343,177
The Cooper Companies Inc.	11,679	1,582,855
		2,926,032

Home Improvement Retail—0.7%
Lowe’s Companies Inc.	118,154	5,670,210
The Home Depot Inc.	11,401	923,025
		6,593,235

Household Products—0.4%
Energizer Holdings Inc.	6,038	736,817
Kimberly-Clark Corp.	10,562	1,174,706
The Clorox Co.	14,087	1,287,552
		3,199,075

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	9,628	722,774

Independent Power Producers & Energy Traders—0.4%
AES Corp.	84,533	1,314,488
Calpine Corp.	54,342	1,293,883	(a)
NRG Energy Inc.	30,190	1,123,068
		3,731,439

Industrial Gases—0.1%
Praxair Inc.	7,094	942,367

Industrial Machinery—0.2%
Dover Corp.	23,361	2,124,683

Integrated Oil & Gas—1.7%
Chevron Corp.	23,773	3,103,565
Exxon Mobil Corp.	46,363	4,667,827
Hess Corp.	38,103	3,768,006
Occidental Petroleum Corp.	33,916	3,480,799
		15,020,197

Integrated Telecommunication Services—0.8%
AT&T Inc.	38,511	1,361,749
Verizon Communications Inc.	110,669	5,415,034
		6,776,783

Internet Retail—0.3%
Amazon.com Inc.	8,343	2,709,640	(a)

Internet Software & Services—1.1%
eBay Inc.	56,068	2,806,764	(a)
Facebook Inc., Class A	17,687	1,190,158	(a)
Google Inc., Class A	7,291	4,262,829	(a)
Google Inc., Class C	3,338	1,920,285	(a)
		10,180,036

Investment Banking & Brokerage—0.2%
The Charles Schwab Corp.	66,743	1,797,389

Life & Health Insurance—0.1%
MetLife Inc.	19,762	1,097,977

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	17,359	813,096

Movies & Entertainment—0.7%
The Walt Disney Co.	28,368	2,432,272
Time Warner Inc.	54,460	3,825,815
		6,258,087

Multi-Line Insurance—0.8%
American International Group Inc.	49,512	2,702,365
Genworth Financial Inc.	63,399	1,103,142	(a)
The Hartford Financial Services Group Inc.	96,523	3,456,489
		7,261,996

Multi-Utilities—0.3%
CMS Energy Corp.	42,058	1,310,107
Dominion Resources Inc.	18,242	1,304,668
		2,614,775

Oil & Gas Equipment & Services—1.6%
Cameron International Corp.	24,907	1,686,453	(a)
Halliburton Co.	36,983	2,626,163
Schlumberger Ltd.	81,241	9,582,376	(h)
		13,894,992

Oil & Gas Exploration & Production—0.5%
Anadarko Petroleum Corp.	11,348	1,242,265
Marathon Oil Corp.	78,351	3,127,772
		4,370,037

Packaged Foods & Meats—0.4%
Kraft Foods Group Inc.	8,614	516,409
Mondelez International Inc.	69,349	2,608,216
		3,124,625

Pharmaceuticals—1.9%
Actavis PLC	7,246	1,616,220	(a)
Johnson & Johnson	63,845	6,679,464
Merck & Company Inc.	82,394	4,766,493
Pfizer Inc.	136,174	4,041,644
		17,103,821

Publishing—0.0% *
Time Inc.	4,718	114,273	(a)

Railroads—0.1%
CSX Corp.	35,849	1,104,508

Regional Banks—0.2%
Regions Financial Corp.	158,498	1,683,249

Research & Consulting Services—0.3%
Nielsen N.V.	47,485	2,298,749

Restaurants—0.1%
McDonald’s Corp.	9,304	937,285

Retail REITs—0.0% *
Simon Property Group Inc.	1,012	168,275

Semiconductor Equipment—0.2%
Applied Materials Inc.	61,135	1,378,594

Semiconductors—0.5%
Analog Devices Inc.	17,359	938,601
Intel Corp.	37,498	1,158,688
Microchip Technology Inc.	28,377	1,385,082
Texas Instruments Inc.	13,175	629,633
		4,112,004

Soft Drinks—1.2%
Coca-Cola Enterprises Inc.	34,266	1,637,230
PepsiCo Inc.	97,989	8,754,337	(h)
		10,391,567

Specialized Finance—0.8%
CME Group Inc.	70,132	4,975,865
McGraw Hill Financial Inc.	26,699	2,216,818
		7,192,683

Specialized REITs—0.7%
American Tower Corp.	63,882	5,748,102
Rayonier Inc.	9,053	321,834
		6,069,936

Specialty Chemicals—0.1%
PPG Industries Inc.	4,541	954,291
Rayonier Advanced Materials Inc.	3,018	116,935
Rockwood Holdings Inc.	3,338	253,654
		1,324,880

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	51,730	2,408,549

Systems Software—0.4%
Microsoft Corp.	15,850	660,945
Oracle Corp.	63,852	2,587,922
		3,248,867

Technology Hardware, Storage & Peripherals—2.0%
Apple Inc.	99,820	9,276,273	(h)
EMC Corp.	221,042	5,822,246
Hewlett-Packard Co.	66,974	2,255,684
		17,354,203

Tobacco—0.2%
Altria Group Inc.	25,337	1,062,634
Philip Morris International Inc.	9,121	768,991
		1,831,625

Water Utilities—0.1%
American Water Works Company Inc.	11,064	547,115

Total Common Stock
(Cost $228,772,406)		309,515,492

Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co.	9,802	254,264

Total Preferred Stock
(Cost $245,050)		254,264

Total Domestic Equity
(Cost $229,017,456)		309,769,756

Foreign Equity—22.5%

Common Stock—22.0%

Advertising—0.2%
WPP PLC	94,281	2,053,768

Aerospace & Defense—0.7%
Airbus Group N.V.	38,382	2,571,833
Embraer S.A. ADR	4,349	158,434
Safran S.A.	46,121	3,019,354
		5,749,621

Airlines—0.2%
International Consolidated Airlines Group S.A.	224,245	1,420,590	(a)

Apparel Retail—0.2%
Fast Retailing Company Ltd.	4,188	1,377,879

Apparel, Accessories & Luxury Goods—0.4%
Luxottica Group S.p.A.	25,899	1,498,878
The Swatch Group AG	2,921	1,763,865
		3,262,743

Application Software—0.4%
SAP AG	41,936	3,238,301

Auto Parts & Equipment—0.3%
Continental AG	6,907	1,599,604
Denso Corp.	26,500	1,264,770
		2,864,374

Automobile Manufacturers—0.8%
Great Wall Motor Company Ltd.	29,159	108,354
Hyundai Motor Co.	1,402	318,006
Mahindra & Mahindra Ltd.	3,117	59,495
Mazda Motor Corp.	424,000	1,988,056
Toyota Motor Corp.	77,280	4,641,148
		7,115,059

Biotechnology—0.2%
CSL Ltd.	20,772	1,304,757

Brewers—0.2%
AMBEV S.A. ADR	19,503	137,301
Anheuser-Busch InBev N.V.	15,868	1,822,784
SABMiller PLC	2,120	122,811
		2,082,896

Building Products—0.2%
Assa Abloy AB	37,413	1,902,731

Casinos & Gaming—0.1%
Genting Bhd	39,099	121,644
Sands China Ltd.	138,411	1,049,197
		1,170,841

Coal & Consumable Fuels—0.2%
Cameco Corp.	69,384	1,363,383
Coal India Ltd.	15,169	97,087
		1,460,470

Commodity Chemicals—0.0% *
LG Chem Ltd.	522	152,710

Communications Equipment—0.5%
Telefonaktiebolaget LM Ericsson	346,072	4,180,082

Construction & Engineering—0.2%
China State Construction International Holdings Ltd.	81,264	142,808
Larsen & Toubro Ltd.	68,953	1,952,398
		2,095,206

Construction Machinery & Heavy Trucks—0.0% *
Hyundai Heavy Industries Company Ltd.	117	20,468

Construction Materials—0.4%
Cemex SAB de C.V. ADR	19,182	253,778	(a)
HeidelbergCement AG	31,594	2,696,205
Indocement Tunggal Prakarsa Tbk PT	39,000	74,184
		3,024,167

Department Stores—0.1%
Matahari Department Store Tbk PT	158,976	185,058
Shinsegae Company Ltd.	460	99,338
Woolworths Holdings Ltd.	23,201	170,430
		454,826

Distillers & Vintners—0.3%
Diageo PLC	48,917	1,560,735
Diageo PLC ADR	6,182	786,783
		2,347,518

Diversified Banks—2.7%
Banco Santander Chile ADR	3,245	85,830
Bank of China Ltd.	476,356	213,275
Barclays PLC	929,119	3,380,654
BNP Paribas S.A.	47,049	3,191,548
Credicorp Ltd.	999	155,315
Credit Agricole S.A.	123,905	1,747,339
CTBC Financial Holding Company Ltd.	254,820	169,835
Erste Group Bank AG	1,889	61,089
Grupo Financiero Banorte SAB de C.V.	158,529	1,133,764
HSBC Holdings PLC	192,241	1,948,880
ICICI Bank Ltd.	105,523	2,483,725
Industrial & Commercial Bank of China Ltd.	519,203	328,255
Intesa Sanpaolo S.p.A.	1,003,076	3,098,304
Kasikornbank PCL NVDR	15,800	99,313
Malayan Banking Bhd	67,673	207,171
Metropolitan Bank & Trust Co.	89,176	178,556
Mitsubishi UFJ Financial Group Inc.	441,300	2,705,171
Sberbank of Russia ADR	5,190	52,782
Shinhan Financial Group Company Ltd.	5,544	256,707
Sumitomo Mitsui Financial Group Inc.	55,000	2,304,131
		23,801,644

Diversified Capital Markets—0.1%
Deutsche Bank AG	30,210	1,062,797

Diversified Metals & Mining—0.4%
BHP Billiton PLC	81,296	2,626,478
MMC Norilsk Nickel OJSC ADR	4,775	94,593
Rio Tinto PLC	20,805	1,105,799
		3,826,870

Diversified Real Estate Activities—0.9%
Brookfield Asset Management Inc.	21,838	963,812
Mitsubishi Estate Company Ltd.	109,588	2,705,489
Mitsui Fudosan Company Ltd.	125,399	4,228,449
		7,897,750

Diversified Support Services—0.1%
Brambles Ltd.	46,668	404,798

Education Services—0.0% *
Kroton Educacional S.A.	5,887	165,491

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	404,238	934,899

Electrical Components & Equipment—0.4%
Nidec Corp.	28,600	1,754,875
Schneider Electric SE	19,718	1,856,037
		3,610,912

Electronic Components—0.5%
Murata Manufacturing Company Ltd.	43,299	4,052,296

Electronic Equipment & Instruments—0.5%
Hexagon AB	33,210	1,070,016
Hitachi Ltd.	256,000	1,875,051
Keyence Corp.	3,400	1,483,273
		4,428,340

Food Retail—0.0% *
Magnit OJSC GDR	2,834	167,206

Gas Utilities—0.0% *
China Resources Gas Group Ltd.	35,329	110,996
ENN Energy Holdings Ltd.	15,087	108,427
		219,423

Healthcare Services—0.2%
Fresenius SE & Company KGaA	13,945	2,079,206

Healthcare Supplies—0.1%
Essilor International S.A.	4,705	498,921
Ginko International Company Ltd.	8,991	155,682
		654,603

Heavy Electrical Equipment—0.2%
ABB Ltd.	70,394	1,620,935

Highways & Railtracks—0.0% *
CCR S.A.	16,683	136,243

Household Appliances—0.0% *
Techtronic Industries Co.	44,790	143,611

Household Products—0.3%
Svenska Cellulosa AB SCA	65,909	1,716,403
Unicharm Corp.	13,202	786,738
		2,503,141

Human Resource & Employment Services—0.2%
Capita PLC	97,006	1,899,161

Industrial Conglomerates—0.0% *
Alfa SAB de C.V.	55,320	153,086
Enka Insaat ve Sanayi AS	22,037	59,762
		212,848

Industrial Gases—0.4%
Linde AG	15,962	3,393,985

Industrial Machinery—0.4%
Airtac International Group	5,544	59,696
FANUC Corp.	15,700	2,707,457
Mitsubishi Heavy Industries Ltd.	124,000	773,585
Pentair PLC	3,623	261,291
		3,802,029

Integrated Oil & Gas—0.8%
Cenovus Energy Inc.	27,172	879,558
Cenovus Energy Inc.	53,209	1,727,925
China Petroleum & Chemical Corp.	358,411	342,209
Lukoil OAO ADR	3,321	198,662
Lukoil OAO ADR	847	50,574
Total S.A.	49,538	3,579,802
		6,778,730

Integrated Telecommunication Services—0.1%
BT Group PLC	129,925	855,064

Internet Retail—0.3%
Rakuten Inc.	227,298	2,937,003

Internet Software & Services—0.9%
Baidu Inc. ADR	40,085	7,488,279	(a)
NAVER Corp.	200	165,052
Tencent Holdings Ltd.	25,255	386,140
Yandex N.V.	3,764	134,149	(a)
		8,173,620

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	8,431	210,694

Life & Health Insurance—0.8%
AIA Group Ltd.	818,720	4,119,824
Prudential PLC	120,063	2,752,934
		6,872,758

Multi-Line Insurance—0.3%
AXA S.A.	95,798	2,289,430
BB Seguridade Participacoes S.A.	8,309	122,292
		2,411,722

Oil & Gas Equipment & Services—0.5%
Anton Oilfield Services Group	26,799	18,257
Subsea 7 S.A.	101,400	1,890,416
Technip S.A.	23,881	2,612,138
		4,520,811

Oil & Gas Exploration & Production—0.1%
Afren PLC	97,386	241,447	(a)
Peyto Exploration & Development Corp.	25,711	973,019
		1,214,466

Other Diversified Financial Services—0.4%
ING Groep N.V.	227,769	3,199,581	(a)

Packaged Foods & Meats—0.2%
China Mengniu Dairy Company Ltd.	27,332	126,250
Grupo Lala SAB de C.V.	25,508	67,462
Nestle S.A.	24,700	1,913,498
		2,107,210

Personal Products—0.0% *
Hengan International Group Company Ltd.	6,457	68,108

Pharmaceuticals—2.0%
Aspen Pharmacare Holdings Ltd.	5,443	152,918
Astellas Pharma Inc.	80,500	1,057,653
Bayer AG	21,795	3,078,061
GlaxoSmithKline PLC	111,031	2,969,195
GlaxoSmithKline PLC ADR	42,178	2,255,679
Roche Holding AG	14,789	4,411,018
Sanofi	30,194	3,207,167
		17,131,691

Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.	101,100	3,325,257

Railroads—0.1%
East Japan Railway Co.	15,000	1,181,432

Renewable Electricity—0.0% *
China Longyuan Power Group Corp.	54,439	59,002

Research & Consulting Services—0.1%
Experian PLC	70,461	1,190,319

Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	61,372	76,994

Semiconductor Equipment—0.2%
ASML Holding N.V.	20,561	1,914,556

Semiconductors—0.8%
MediaTek Inc.	67,000	1,133,197
Samsung Electronics Company Ltd.	1,421	1,856,654
Taiwan Semiconductor Manufacturing Company Ltd.	920,876	3,901,494
		6,891,345

Specialty Chemicals—0.2%
Givaudan S.A.	665	1,109,083
Johnson Matthey PLC	18,740	993,320
		2,102,403

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corp.	17,052	279,829

Tires & Rubber—0.0% *
Hankook Tire Company Ltd.	2,280	136,106

Tobacco—0.0% *
ITC Ltd.	24,705	133,907

Trading Companies & Distributors—0.0% *
Mills Estruturas e Servicos de Engenharia S.A.	5,522	64,963

Wireless Telecommunication Services—0.7%
MTN Group Ltd.	12,024	253,155
SoftBank Corp.	55,100	4,102,654
Vodafone Group PLC	471,869	1,573,308
		5,929,117

Total Common Stock
(Cost $163,937,641)		194,063,883

Preferred Stock—0.5%

Automobile Manufacturers—0.4%
Volkswagen AG	13,879	3,644,668

Diversified Banks—0.1%
Itau Unibanco Holding S.A.	16,403	237,922

Steel—0.0% *
Vale S.A.	15,353	183,545

Total Preferred Stock
(Cost $3,304,708)		4,066,135

Warrants—0.0% *

Hotels, Resorts & Cruise Lines—0.0% *
Genting Bhd	9,774	8,736	(a)

Total Warrants
(Cost $4,606)		8,736

Total Foreign Equity
(Cost $167,246,955)		198,138,754

Bonds and Notes—25.5%		Principal Amount	Fair Value
U.S. Treasuries—5.6%
U.S. Treasury Bonds
3.38%	05/15/44	$2,326,900	$2,342,534
4.50%	02/15/36	10,192,800	12,379,472	(h)
U.S. Treasury Notes
0.38%	04/30/16	4,506,000	4,504,594
0.50%	06/30/16	3,561,100	3,564,159
0.75%	01/15/17	4,069,500	4,076,178	(h)
1.63%	04/30/19 - 06/30/19	13,749,900	13,765,258
2.50%	05/15/24	9,176,900	9,163,997
			49,796,192

Agency Mortgage Backed—8.5%
Federal Home Loan Mortgage Corp.
4.00%	05/01/44	3,373,841	3,585,062
4.50%	06/01/33 - 02/01/35	8,412	9,115	(h)
5.00%	07/01/35 - 06/01/41	885,031	997,875	(h)
5.50%	05/01/20 - 04/01/39	214,613	240,865	(h)
6.00%	04/01/17 - 11/01/37	276,134	313,106	(h)
6.50%	06/01/29	971	1,094	(h)
7.00%	10/01/16 - 08/01/36	166,827	180,742	(h)
7.50%	09/01/33	459	495	(h)
8.00%	04/01/30 - 11/01/30	1,187	1,355	(h)
9.00%	04/01/16 - 06/01/21	290	309	(h)
5.50%	TBA	305,000	340,367	(c)
Federal National Mortgage Assoc.
2.10%	04/01/37	752	755	(i)
3.00%	02/01/43 - 06/01/43	10,509,527	10,401,450
3.00%	05/01/43	2,846,224	2,817,593	(h)
3.50%	11/01/42 - 02/01/43	3,553,593	3,668,578
4.00%	05/01/19 - 03/01/41	1,672,883	1,777,895	(h)
4.00%	12/01/41 - 03/01/44	4,803,808	5,110,031
4.50%	05/01/18 - 04/01/41	4,544,772	4,924,269	(h)
4.50%	10/01/39 - 09/01/40	4,963,187	5,378,663
5.00%	07/01/20 - 06/01/41	1,326,069	1,492,905	(h)
5.00%	03/01/39 - 04/01/39	87,053	97,454
5.50%	06/01/20 - 11/01/35	406,089	453,448	(h)
5.50%	12/01/35 - 01/01/39	1,227,703	1,378,308
6.00%	02/01/20 - 08/01/35	880,375	998,290	(h)
6.50%	01/01/15 - 08/01/34	161,857	181,312	(h)
7.00%	10/01/16 - 12/01/33	27,284	27,711	(h)
7.50%	05/01/15 - 12/01/33	6,466	7,131	(h)
8.00%	12/01/15 - 01/01/33	1,123	1,282	(h)
9.00%	12/01/17 - 12/01/22	1,227	1,342	(h)
3.00%	TBA	4,841,000	4,782,380	(c)
3.50%	TBA	5,855,000	6,026,991	(c)
4.50%	TBA	2,900,000	3,078,078	(c)
5.00%	TBA	2,848,000	3,154,094	(c)
6.00%	TBA	3,095,000	3,486,227	(c)
6.50%	TBA	568,000	642,017	(c)

Government National Mortgage Assoc.
3.00%	06/20/43	1,769,726	1,789,815
3.50%	05/20/43	2,276,888	2,375,485
4.00%	01/20/41 - 04/20/43	2,891,113	3,100,524	(h)
4.50%	08/15/33 - 03/20/41	1,523,209	1,668,640	(h)
5.00%	08/15/33	17,221	19,110	(h)
6.00%	06/15/33 - 09/15/36	70,043	80,757	(h)
6.50%	02/15/24 - 06/15/34	19,365	22,061	(h)
7.00%	04/15/28 - 10/15/36	13,957	15,610	(h)
8.00%	06/15/30	35	35	(h)
8.50%	10/15/17	3,789	4,099	(h)
9.00%	11/15/16 - 12/15/21	5,549	5,924	(h)
5.00%	TBA	75,000	82,408	(c)
			74,723,057

Agency Collateralized Mortgage Obligations—0.1%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	138	138	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	102,042	1,038	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	938,997	85,256	(g)
4.50%	03/15/18	3,112	91	(g,h)
5.00%	10/15/18	7,645	230	(g,h)
5.00%	02/15/38	16,467	856	(g)
5.50%	06/15/33	6,231	1,252	(g,h)
5.95%	07/15/39	788,918	123,696	(g,i)
6.45%	08/15/25	389,092	47,206	(g,i)
7.50%	07/15/27	2,103	414	(g,h)
8.00%	04/15/20	47	51	(h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	193	183	(d,f,h)
8.00%	02/01/23 - 07/01/24	761	173	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	265	261	(d,f,h)
1.25%	12/25/42	40,705	1,469	(g,h,i)
5.00%	02/25/32 - 09/25/40	594,677	76,864	(g)
5.85%	07/25/38	102,531	14,602	(g,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/25/36	99,380	15,252	(g)
5.00%	03/25/38 - 05/25/38	59,557	9,357	(g)
5.50%	12/01/33	10,851	2,137	(g,h)
6.00%	01/01/35	51,122	9,432	(g)
7.50%	11/01/23	5,014	1,005	(g,h)
8.00%	08/01/23 - 07/01/24	1,554	335	(g,h)
8.50%	03/01/17 - 07/25/22	420	60	(g,h)
9.00%	05/25/22	245	49	(g,h)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,021,021	116,032	(g)
5.00%	12/20/35 - 09/20/38	520,588	46,500	(g)
6.10%	02/20/40	1,086,028	203,216	(g,i)
			757,155

Asset Backed—0.0% *
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	100,000	100,343

Corporate Notes – 9.5%
21st Century Fox America Inc.
6.65%	11/15/37	160,000	203,158	(h)
ABB Finance USA Inc.
1.63%	05/08/17	266,000	269,347	(h)
AbbVie Inc.
1.75%	11/06/17	234,000	235,276
2.00%	11/06/18	211,000	210,739
Actavis Funding SCS
1.30%	06/15/17	399,000	398,237	(b)
2.45%	06/15/19	166,000	166,465	(b)
3.85%	06/15/24	333,000	336,614	(b)
4.85%	06/15/44	166,000	167,569	(b)
Agilent Technologies Inc.
5.50%	09/14/15	227,000	239,441
Agrium Inc.
4.90%	06/01/43	365,000	372,981
Altria Group Inc.
2.95%	05/02/23	141,000	134,983
4.50%	05/02/43	141,000	135,923
5.38%	01/31/44	172,000	188,397
America Movil SAB de C.V.
5.00%	03/30/20	497,000	551,009
American Axle & Manufacturing Inc.
6.25%	03/15/21	187,000	201,025
7.75%	11/15/19	55,000	63,388
American Campus Communities Operating Partnership LP
4.13%	07/01/24	249,000	252,379
American Express Credit Corp.
1.13%	06/05/17	665,000	664,302
American International Group Inc.
3.38%	08/15/20	339,000	352,266
American Seafoods Group LLC
10.75%	05/15/16	650,000	648,375	(b)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	515,000	538,770
3.50%	01/31/23	80,000	78,451
Amgen Inc.
2.20%	05/22/19	499,000	498,420
Anadarko Petroleum Corp.
6.20%	03/15/40	407,000	513,204
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	503,000	481,993
Apple Inc.
2.85%	05/06/21	524,000	528,514
3.45%	05/06/24	349,000	352,889
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	14,000	14,034	(b)
Archer-Daniels-Midland Co.
4.02%	04/16/43	151,000	144,920

Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
3.21%	12/15/19	200,000	199,500	(b,c,i)
Arizona Public Service Co.
6.25%	08/01/16	33,000	36,671	(h)
Ascension Health
4.85%	11/15/53	235,000	257,368
AT&T Inc.
2.38%	11/27/18	488,000	496,183
4.35%	06/15/45	215,000	203,802
4.80%	06/15/44	200,000	204,172
AXIS Specialty Finance PLC
5.15%	04/01/45	189,000	195,535
Bank of America Corp.
2.00%	01/11/18	699,000	703,511
2.60%	01/15/19	293,000	296,447
4.00%	04/01/24	175,000	178,593
4.10%	07/24/23	348,000	361,178
4.13%	01/22/24	275,000	283,523
Barclays Bank PLC
2.25%	05/10/17	815,000	840,094	(b,h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	789,000	978,232	(h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	418,000	430,497
3.00%	05/15/22	236,000	237,297	(h)
Berkshire Hathaway Inc.
4.50%	02/11/43	450,000	463,983
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	174,000	192,302
Bombardier Inc.
7.75%	03/15/20	294,000	332,264	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	291,000	288,292
3.81%	02/10/24	353,000	364,703
Brocade Communications Systems Inc.
4.63%	01/15/23	760,000	737,200
Cargill Inc.
6.00%	11/27/17	91,000	103,801	(b,h)
Caterpillar Inc.
3.40%	05/15/24	88,000	89,002
4.30%	05/15/44	175,000	175,434
Catholic Health Initiatives
2.60%	08/01/18	105,000	105,568
2.95%	11/01/22	128,000	123,074
4.20%	08/01/23	85,000	87,812
4.35%	11/01/42	82,000	78,582
Celgene Corp.
3.63%	05/15/24	349,000	349,816
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	171,703	(b)
Cequel Capital Corp.
5.13%	12/15/21	278,000	276,958	(b)
CF Industries Inc.
5.38%	03/15/44	175,000	187,643

Chesapeake Energy Corp.
3.25%	03/15/16	166,000	167,038
Citigroup Inc.
1.75%	05/01/18	582,000	578,151
3.75%	06/16/24	349,000	349,974
5.00%	09/15/14	218,000	219,930	(h)
5.30%	05/06/44	159,000	165,845
5.50%	09/13/25	428,000	477,421
CMS Energy Corp.
4.88%	03/01/44	171,000	179,995
CNA Financial Corp.
5.88%	08/15/20	206,000	241,060	(h)
CNH Industrial Capital LLC
3.38%	07/15/19	260,000	258,050	(b)
3.88%	11/01/15	157,000	160,140
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	357,842
Cogeco Cable Inc.
4.88%	05/01/20	270,000	273,375	(b)
Comcast Corp.
4.75%	03/01/44	171,000	180,859
Commonwealth Bank of Australia
0.75%	01/13/17	354,000	354,927	(b,h)
Constellation Brands Inc.
7.25%	09/01/16	269,000	299,935	(h)
Corp Andina de Fomento
4.38%	06/15/22	425,000	450,743	(h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	347,000	331,806
3.70%	06/15/21	169,000	168,908
COX Communications Inc.
4.70%	12/15/42	59,000	57,377	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	262,094	(b)
Daimler Finance North America LLC
2.38%	08/01/18	526,000	538,792	(b)
Denbury Resources Inc.
6.38%	08/15/21	190,000	203,775
Dexia Credit Local S.A.
2.25%	01/30/19	715,000	724,885	(b)
Diageo Capital PLC
1.13%	04/29/18	282,000	276,526	(h)
Diageo Investment Corp.
2.88%	05/11/22	346,000	344,281
DigitalGlobe Inc.
5.25%	02/01/21	261,000	258,390
DIRECTV Holdings LLC
4.45%	04/01/24	262,000	277,805
5.15%	03/15/42	258,000	270,934
Dominion Resources Inc.
1.95%	08/15/16	668,000	682,982
Duke Energy Corp.
1.63%	08/15/17	232,000	234,035
3.75%	04/15/24	245,000	251,642

Eaton Corp.
2.75%	11/02/22	490,000	474,464
eBay Inc.
4.00%	07/15/42	139,000	124,229
Ecopetrol S.A.
5.88%	05/28/45	85,000	87,914
El Paso Pipeline Partners Operating Company LLC
4.30%	05/01/24	349,000	351,492
Electricite de France S.A.
2.15%	01/22/19	704,000	707,971	(b)
EMC Corp.
1.88%	06/01/18	302,000	303,995
Enbridge Inc.
4.50%	06/10/44	166,000	163,848
Endo Finance LLC & Endo Finco Inc.
5.38%	01/15/23	316,000	315,605	(b)
Energy Transfer Partners LP
6.50%	02/01/42	217,000	259,167	(h)
ERP Operating LP
4.50%	07/01/44	199,000	199,650
European Investment Bank
0.88%	12/15/14	860,000	862,726	(h)
4.88%	01/17/17	535,000	589,875	(h)
Everest Reinsurance Holdings Inc.
4.87%	06/01/44	166,000	166,471
Exelon Corp.
4.90%	06/15/15	334,000	347,206	(h)
Express Scripts Holding Co.
2.25%	06/15/19	665,000	662,219
Fidelity National Information Services Inc.
1.45%	06/05/17	100,000	99,881
3.88%	06/05/24	233,000	234,104
Florida Power & Light Co.
4.13%	02/01/42	131,000	131,540
Ford Motor Credit Company LLC
5.88%	08/02/21	261,000	306,430
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	119,000	123,461
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	100,000	109,250	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	219,000	248,565	(h)
General Motors Co.
4.88%	10/02/23	131,000	137,878	(b)
Genworth Holdings Inc.
4.80%	02/15/24	176,000	188,070
7.70%	06/15/20	122,000	150,351
Gilead Sciences Inc.
3.70%	04/01/24	349,000	358,109
4.80%	04/01/44	262,000	276,461
Glencore Funding LLC
2.50%	01/15/19	423,000	421,923	(b)
3.13%	04/29/19	26,000	26,515	(b)
4.13%	05/30/23	421,000	422,828	(b)
4.63%	04/29/24	233,000	240,200	(b)

Great Plains Energy Inc.
4.85%	06/01/21	251,000	277,374
Grupo Televisa SAB
5.00%	05/13/45	200,000	200,398
HCA Inc.
6.50%	02/15/20	375,000	421,875	(h)
Hewlett-Packard Co.
2.75%	01/14/19	880,000	902,316
Hexion US Finance Corp.
6.63%	04/15/20	100,000	106,000
Hughes Satellite Systems Corp.
6.50%	06/15/19	144,000	160,560	(h)
Huntsman International LLC
4.88%	11/15/20	275,000	284,625
Hyundai Capital America
1.63%	10/02/15	233,000	235,110	(b,h)
2.13%	10/02/17	118,000	119,795	(b,h)
Illinois Tool Works Inc.
3.50%	03/01/24	343,000	351,555
Ingles Markets Inc.
5.75%	06/15/23	227,000	230,405
International Business Machines Corp.
3.63%	02/12/24	529,000	542,781
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	66,000	66,780	(b)
Invesco Finance PLC
3.13%	11/30/22	391,000	387,820	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	92,338	(b)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	190,000	189,525	(b)
Jefferies Group Inc.
5.13%	01/20/23	283,000	303,394
6.50%	01/20/43	90,000	99,277	(h)
John Deere Capital Corp.
3.35%	06/12/24	333,000	335,212
Johnson Controls Inc.
3.63%	07/02/24	67,000	67,295
4.63%	07/02/44	166,000	166,131
JPMorgan Chase & Co.
5.00%	12/29/49	499,000	497,151	(i)
Kerr-McGee Corp.
6.95%	07/01/24	264,000	339,071
KFW
2.00%	10/04/22	807,000	778,401	(h)
4.50%	07/16/18	446,000	499,834	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	244,000	236,973
5.50%	03/01/44	175,000	184,733
Kinder Morgan Inc.
5.63%	11/15/23	135,000	138,713	(b)

Kinross Gold Corp.
5.95%	03/15/24	171,000	177,933	(b)
6.88%	09/01/41	43,000	44,142
Korea National Oil Corp.
2.88%	11/09/15	289,000	296,117	(b,h)
L-3 Communications Corp.
1.50%	05/28/17	236,000	236,323
3.95%	05/28/24	262,000	263,789
Liberty Mutual Group Inc.
4.25%	06/15/23	314,000	325,451	(b)
Linn Energy LLC
6.25%	11/01/19	251,000	262,429
8.63%	04/15/20	102,000	110,160	(h)
LYB International Finance BV
4.88%	03/15/44	231,000	240,839
Macquarie Bank Ltd.
2.60%	06/24/19	665,000	669,203	(b)
Martin Marietta Materials Inc.
4.25%	07/02/24	50,000	50,375	(b)
Mattel Inc.
2.35%	05/06/19	524,000	526,393
Medtronic Inc.
4.63%	03/15/44	120,000	126,036
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	105,000	100,899
Microsoft Corp.
2.38%	05/01/23	130,000	124,460	(h)
Mizuho Bank Ltd.
2.45%	04/16/19	420,000	424,070	(b)
Monsanto Co.
3.38%	07/15/24	165,000	166,091
4.40%	07/15/44	125,000	125,275
4.70%	07/15/64	249,000	249,962
Morgan Stanley
2.13%	04/25/18	502,000	507,514
4.10%	05/22/23	403,000	408,808
4.75%	03/22/17	172,000	187,263
4.88%	11/01/22	256,000	274,795
5.00%	11/24/25	217,000	231,445
Mylan Inc.
5.40%	11/29/43	163,000	175,528
7.88%	07/15/20	71,000	78,587	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	141,397	(b,h)
National Retail Properties Inc.
3.90%	06/15/24	279,000	280,648
NCL Corporation Ltd.
5.00%	02/15/18	150,000	154,875
Newfield Exploration Co.
5.63%	07/01/24	206,000	226,085	(h)
5.75%	01/30/22	210,000	232,050	(h)
Newmont Mining Corp.
4.88%	03/15/42	131,000	118,047

Nexen Energy ULC
6.40%	05/15/37	144,000	173,281	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	456,000	465,892	(h)
Northeast Utilities
1.45%	05/01/18	292,000	286,744	(h)
Novartis Capital Corp.
4.40%	05/06/44	254,000	264,365
Omnicom Group Inc.
3.63%	05/01/22	201,000	206,783	(h)
Oracle Corp.
1.20%	10/15/17	383,000	382,488	(h)
3.63%	07/15/23	224,000	230,776
4.50%	07/08/44	166,000	166,000
PacifiCorp
6.25%	10/15/37	3,000	3,903
People’s United Bank
4.00%	07/15/24	391,000	392,546
Perrigo Co. PLC
2.30%	11/08/18	346,000	345,858	(b)
Petrobras Global Finance BV
3.00%	01/15/19	348,000	341,614
6.25%	03/17/24	80,000	85,152
7.25%	03/17/44	80,000	88,200
Petrobras International Finance Co.
3.50%	02/06/17	257,000	263,811	(h)
3.88%	01/27/16	103,000	106,198	(h)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	845,000	877,144
Philip Morris International Inc.
4.13%	03/04/43	140,000	134,867
Pitney Bowes Inc.
4.63%	03/15/24	329,000	340,301
Plains Exploration & Production Co.
6.50%	11/15/20	128,000	142,880
PPL Capital Funding Inc.
5.00%	03/15/44	209,000	224,946
Prudential Financial Inc.
5.63%	06/15/43	166,000	177,567	(i)
Public Service Electric & Gas Co.
2.38%	05/15/23	424,000	402,667
Range Resources Corp.
5.75%	06/01/21	153,000	165,240	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	400,000	411,000
Rowan Companies Inc.
4.75%	01/15/24	246,000	260,275
5.85%	01/15/44	70,000	75,565
Royal Bank of Canada
1.20%	09/19/18	773,000	771,019	(h)
RSI Home Products Inc.
6.88%	03/01/18	267,000	284,355	(b)
Ryder System Inc.
2.45%	09/03/19	419,000	420,601

Sabine Pass Liquefaction LLC
5.63%	02/01/21	885,000	935,887
Schaeffler Holding Finance BV
6.88%	08/15/18	260,000	273,975	(b,o)
Seagate HDD Cayman
4.75%	01/01/25	386,000	383,105	(b)
Shell International Finance BV
3.40%	08/12/23	508,000	518,543
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	166,000	156,641	(b)
Smurfit Kappa Acquisitions
4.88%	09/15/18	400,000	421,000	(b)
Sprint Corp.
7.25%	09/15/21	191,000	210,578	(b)
Standard Chartered PLC
5.70%	03/26/44	202,000	211,729	(b)
Statoil ASA
3.70%	03/01/24	519,000	542,777
4.80%	11/08/43	173,000	190,727
T-Mobile USA Inc.
6.25%	04/01/21	300,000	318,750
Talisman Energy Inc.
5.50%	05/15/42	103,000	111,677
6.25%	02/01/38	201,000	233,717
Tampa Electric Co.
4.35%	05/15/44	169,000	172,711
Target Corp.
3.50%	07/01/24	382,000	386,310
Teck Resources Ltd.
3.75%	02/01/23	323,000	313,610
5.40%	02/01/43	141,000	140,999
Telecom Italia S.p.A.
5.30%	05/30/24	200,000	200,750	(b)
Tencent Holdings Ltd.
3.38%	05/02/19	324,000	331,248	(b)
Tenet Healthcare Corp.
4.75%	06/01/20	921,000	941,722
Teva Pharmaceutical Finance Company LLC
6.15%	02/01/36	262,000	316,787
Textron Inc.
6.20%	03/15/15	212,000	220,647	(h)
The Allstate Corp.
5.75%	08/15/53	186,000	199,774	(i)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	403,912	(b)
The Goldman Sachs Group Inc.
2.38%	01/22/18	324,000	329,034
2.63%	01/31/19	528,000	535,177
2.90%	07/19/18	223,000	229,750
4.00%	03/03/24	411,000	418,381
4.80%	07/08/44	249,000	249,000
The Home Depot Inc.
4.88%	02/15/44	172,000	187,430
The Korea Development Bank
3.25%	03/09/16	348,000	361,091	(h)

The McClatchy Co.
9.00%	12/15/22	160,000	182,600
The Potomac Edison Co.
5.35%	11/15/14	15,000	15,277	(h)
The Southern Co.
2.45%	09/01/18	413,000	423,222
The Williams Companies Inc.
4.55%	06/24/24	332,000	335,287
5.75%	06/24/44	166,000	167,428
Time Warner Cable Inc.
5.88%	11/15/40	309,000	360,436
6.55%	05/01/37	101,000	125,673
Time Warner Inc.
5.35%	12/15/43	306,000	332,905
Tops Holding Corp.
8.88%	12/15/17	293,000	318,637
tw telecom holdings Inc.
6.38%	09/01/23	125,000	142,188
U.S. Bancorp
3.44%	02/01/16	411,000	428,056	(h)
Unit Corp.
6.63%	05/15/21	259,000	276,483
United Rentals North America Inc.
5.75%	07/15/18	268,000	283,410
Vail Resorts Inc.
6.50%	05/01/19	255,000	268,069
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	362,000	384,625	(b)
6.75%	08/15/18	252,000	271,530	(b)
Verizon Communications Inc.
1.35%	06/09/17	832,000	831,722
3.45%	03/15/21	262,000	270,752
5.05%	03/15/34	105,000	112,063
5.15%	09/15/23	378,000	423,017
6.55%	09/15/43	242,000	304,543
Viasystems Inc.
7.88%	05/01/19	156,000	164,970	(b)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	845,000	845,591	(b)
Voya Financial Inc.
5.50%	07/15/22	127,000	145,455
Wal-Mart Stores Inc.
3.30%	04/22/24	279,000	281,944
4.30%	04/22/44	349,000	352,492
Weatherford International Ltd.
5.95%	04/15/42	229,000	259,707
6.75%	09/15/40	68,000	83,434
WellPoint Inc.
3.30%	01/15/23	353,000	352,580
Wells Fargo & Co.
4.10%	06/03/26	386,000	390,863
5.90%	12/29/49	226,000	239,730	(i)

Westpac Banking Corp.
1.20%	05/19/17	844,000	844,674
Williams Partners LP
5.25%	03/15/20	537,000	605,737
Windstream Corp.
6.38%	08/01/23	259,000	262,561
WPX Energy Inc.
5.25%	01/15/17	266,000	283,290
Xilinx Inc.
2.13%	03/15/19	174,000	174,308
XLIT Ltd.
5.25%	12/15/43	163,000	179,246
Yamana Gold Inc.
4.95%	07/15/24	265,000	266,742	(b)
			84,348,879
Non-Agency Collateralized Mortgage Obligations—1.4%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	418,291	(b)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	48,576	52,142
5.68%	07/10/46	120,000	130,576
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	600,000	636,100	(i)
Banc of America Commercial Mortgage Trust 2007-4
5.95%	02/10/51	110,720	123,290	(i)
Banc of America Commercial Mortgage Trust 2008-1
6.42%	02/10/51	640,000	726,844	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.47%	11/10/42	260,000	267,936	(i)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.35%	09/10/47	240,000	250,876	(i)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	208,309	212,208	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.76%	04/12/38	140,000	149,592	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	328,613	(i)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	130,000	133,060	(h,i)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	152,147	(b,i)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	216,082	(i)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	580,000	615,445	(i)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	13,629	—	(**,i)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	150,000	155,397	(b,h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	240,000	248,948	(h)
5.47%	08/10/44	120,000	135,550	(b,i)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	175,000	184,820

GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	345,000	346,397	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.08%	12/15/47	1,097,793	110,501	(g,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	118,565	119,466	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	70,000	75,864	(h)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	285,828	311,785	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	90,000	94,675	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	140,000	151,523	(i)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	260,000	275,787	(i)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	180,000	189,167	(i)
LB-UBS Commercial Mortgage Trust 2004-C8
0.92%	12/15/39	98,797	260	(b,g,h,i)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	89,360	92,127	(h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	210,000	220,901	(h)
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	116,367	125,637	(i)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	360,000	400,096	(i)
6.11%	07/15/40	430,000	477,887	(b)
Merrill Lynch Mortgage Trust 2006-C2
5.78%	08/12/43	450,000	488,007	(h,i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	350,000	378,742	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	326,000	325,246	(i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
5.00%	02/15/47	180,000	173,278	(b,i)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
4.76%	06/15/47	165,000	170,827
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	410,000	417,204	(i)
Morgan Stanley Capital I Trust 2006-IQ11
5.83%	10/15/42	110,000	105,391	(i)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	80,000	83,753	(i)
5.27%	10/12/52	210,000	221,849	(i)
Morgan Stanley Capital I Trust 2006-T23
5.98%	08/12/41	415,000	450,430	(h,i)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	290,000	324,418	(i)
Morgan Stanley Capital I Trust 2008-T29
6.45%	01/11/43	110,000	126,435	(h,i)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	120,000	133,884	(b,i)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	43,973	409

WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	201,575
5.30%	12/15/46	140,000	138,152	(b,i)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	150,000	135,342	(b)
4.72%	03/15/47	240,000	256,968	(i)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	475,880	(i)
			12,737,780

Sovereign Bonds—0.2%
Government of Brazil
4.25%	01/07/25	400,000	405,400
Government of Chile
3.63%	10/30/42	250,000	219,375
Government of Colombia
2.63%	03/15/23	236,000	220,660
5.63%	02/26/44	282,000	315,840
Government of Mexico
4.75%	03/08/44	322,000	328,440	(h)
Government of Turkey
3.25%	03/23/23	73,000	67,306	(h)
6.63%	02/17/45	76,000	87,970
			1,644,991

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	95,000	116,867	(h)
Denver City & County School District No 1
4.24%	12/15/37	245,000	240,583	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	206,832	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	72,770	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	358,246
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	155,970	(h)
State of California
5.70%	11/01/21	175,000	209,461	(h)
			1,360,729

FNMA—0.0% *
Lehman TBA
5.50%	TBA	98,642	—	(**,l,p)

Total Bonds and Notes
(Cost $221,428,261)			225,469,126

	Number of Shares	Fair Value

Exchange Traded Funds—2.3%
Financial Select Sector SPDR Fund	29,486	670,512	(m)
Industrial Select Sector SPDR Fund	48,661	2,630,614	(m)
Vanguard FTSE Emerging Markets ETF	405,419	17,485,721

Total Exchange Traded Funds
(Cost $18,640,229)		20,786,847

Total Investments in Securities
(Cost $636,332,901)		754,164,483

Short-Term Investments—16.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $149,035,264)		149,035,264	(d,m)

Total Investments
(Cost $785,368,165)		903,199,747

Liabilities in Excess of Other Assets, net—(2.2)%		(19,754,844)

NET ASSETS—100.0%		$883,444,903

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
EURO Stoxx 50 Index Futures	September 2014	103	$4,557,847	$(59,387)
FTSE 100 Index Futures	September 2014	20	2,294,959	(6,965)
S&P 500 Emini Index Futures	September 2014	77	7,516,740	86,563
S&P Mid 400 Emini Index Futures	September 2014	182	26,013,260	556,407
Topix Index Futures	September 2014	22	2,741,721	77,760
2 Yr. U.S. Treasury Notes Futures	September 2014	155	34,037,031	(22,896)
5 Yr. U.S. Treasury Notes Futures	September 2014	58	6,928,734	9,353

				$640,835

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2014	5	$(685,937)	$3,012
Ultra Long-Term U.S. Treasury Bond Futures	September 2014	21	$(3,148,688)	21,163
10 Yr. U.S. Treasury Notes Futures	September 2014	241	(30,166,422)	22,922

				$47,097

				$687,932

The Fund was invested in the following countries at June 30, 2014:

Country	Percentage (based on Fair Value)
United States	75.13%
Japan	5.32%
United Kingdom	3.64%
France	2.88%
Germany	2.55%
Switzerland	1.26%
China	1.09%
Canada	1.08%
Sweden	0.98%
India	0.68%
Netherlands	0.67%
Taiwan	0.59%
Hong Kong	0.59%
Italy	0.54%
South Korea	0.46%
Australia	0.42%
Mexico	0.39%
Norway	0.29%
Brazil	0.26%
Supranational	0.23%
Belgium	0.20%
Luxembourg	0.12%
Ireland	0.11%
Cayman Islands	0.10%
Russian Federation	0.08%
Colombia	0.07%
South Africa	0.06%
Malaysia	0.04%
Chile	0.03%
Turkey	0.03%
Indonesia	0.03%
Philippines	0.02%
Peru	0.02%
Bermuda	0.02%
Thailand	0.01%
Austria	0.01%
Myanmar	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.57%	2.67%	4.24%
Pharmaceuticals	1.90%	1.89%	3.79%
Integrated Oil & Gas	1.67%	0.74%	2.41%
Exchange Traded Funds	2.30%	0.00%	2.30%
Communications Equipment	1.66%	0.46%	2.12%
Oil & Gas Equipment & Services	1.54%	0.50%	2.04%
Internet Software & Services	1.12%	0.91%	2.03%
Technology Hardware, Storage & Peripherals	1.92%	0.00%	1.92%
Biotechnology	1.48%	0.14%	1.62%
Aerospace & Defense	0.87%	0.64%	1.51%
Automobile Manufacturers	0.24%	1.19%	1.43%
Semiconductors	0.45%	0.77%	1.22%
Asset Management & Custody Banks	1.19%	0.00%	1.19%
Healthcare Equipment	1.15%	0.00%	1.15%
Soft Drinks	1.15%	0.00%	1.15%
Multi-Line Insurance	0.80%	0.27%	1.07%
Cable & Satellite	0.90%	0.00%	0.90%
Life & Health Insurance	0.12%	0.76%	0.88%
Diversified Real Estate Activities	0.00%	0.87%	0.87%
Electrical Components & Equipment	0.46%	0.40%	0.86%
Integrated Telecommunication Services	0.75%	0.10%	0.85%
Specialized Finance	0.80%	0.00%	0.80%
Home Improvement Retail	0.73%	0.00%	0.73%
Movies & Entertainment	0.69%	0.00%	0.69%
Specialized REITs	0.67%	0.00%	0.67%
Application Software	0.31%	0.36%	0.67%
Wireless Telecommunication Services	0.00%	0.66%	0.66%
Industrial Machinery	0.24%	0.42%	0.66%
Household Products	0.35%	0.28%	0.63%
Internet Retail	0.30%	0.33%	0.63%
Oil & Gas Exploration & Production	0.49%	0.13%	0.62%
Packaged Foods & Meats	0.35%	0.23%	0.58%
Auto Parts & Equipment	0.22%	0.32%	0.54%
Healthcare Services	0.29%	0.24%	0.53%
Electronic Equipment & Instruments	0.00%	0.49%	0.49%
Fertilizers & Agricultural Chemicals	0.48%	0.00%	0.48%
Industrial Gases	0.10%	0.38%	0.48%
Commodity Chemicals	0.44%	0.02%	0.46%
Electronic Components	0.00%	0.45%	0.45%
Diversified Metals & Mining	0.01%	0.42%	0.43%
Airlines	0.26%	0.16%	0.42%
Independent Power Producers & Energy Traders	0.41%	0.00%	0.41%
Data Processing & Outsourced Services	0.41%	0.00%	0.41%
Drug Retail	0.40%	0.00%	0.40%
Healthcare Supplies	0.33%	0.07%	0.40%
Research & Consulting Services	0.25%	0.14%	0.39%
Casinos & Gaming	0.25%	0.13%	0.38%
Consumer Finance	0.38%	0.00%	0.38%
Specialty Chemicals	0.15%	0.23%	0.38%
Property & Casualty Insurance	0.00%	0.37%	0.37%
Semiconductor Equipment	0.15%	0.21%	0.36%

Apparel, Accessories & Luxury Goods	0.00%	0.36%	0.36%
Systems Software	0.36%	0.00%	0.36%
Other Diversified Financial Services	0.00%	0.35%	0.35%
Air Freight & Logistics	0.35%	0.00%	0.35%
Broadcasting	0.34%	0.00%	0.34%
Agricultural Products	0.34%	0.00%	0.34%
Construction Materials	0.00%	0.33%	0.33%
Multi-Utilities	0.29%	0.00%	0.29%
Specialty Stores	0.27%	0.00%	0.27%
Distillers & Vintners	0.00%	0.26%	0.26%
Electric Utilities	0.15%	0.11%	0.26%
Railroads	0.12%	0.13%	0.25%
Construction & Engineering	0.00%	0.23%	0.23%
Brewers	0.00%	0.23%	0.23%
Advertising	0.00%	0.23%	0.23%
General Merchandise Stores	0.22%	0.00%	0.22%
Tobacco	0.21%	0.01%	0.22%
Building Products	0.00%	0.21%	0.21%
Human Resource & Employment Services	0.00%	0.21%	0.21%
Investment Banking & Brokerage	0.20%	0.00%	0.20%
Department Stores	0.14%	0.05%	0.19%
Regional Banks	0.19%	0.00%	0.19%
Heavy Electrical Equipment	0.00%	0.18%	0.18%
Coal & Consumable Fuels	0.00%	0.16%	0.16%
Apparel Retail	0.00%	0.15%	0.15%
Automotive Retail	0.14%	0.00%	0.14%
Healthcare Distributors	0.14%	0.00%	0.14%
Diversified Capital Markets	0.00%	0.12%	0.12%
Restaurants	0.10%	0.00%	0.10%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Hypermarkets & Super Centers	0.08%	0.00%	0.08%
Water Utilities	0.06%	0.00%	0.06%
Health Care REITs	0.06%	0.00%	0.06%
Diversified Support Services	0.00%	0.04%	0.04%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Gas Utilities	0.00%	0.02%	0.02%
Industrial Conglomerates	0.00%	0.02%	0.02%
IT Consulting & Other Services	0.00%	0.02%	0.02%
Steel	0.00%	0.02%	0.02%
Retail REITs	0.02%	0.00%	0.02%
Food Retail	0.00%	0.02%	0.02%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Tires & Rubber	0.00%	0.02%	0.02%
Publishing	0.01%	0.00%	0.01%
Residential REITs	0.00%	0.01%	0.01%
Personal Products	0.00%	0.01%	0.01%
Trading Companies & Distributors	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.01%	0.01%
Construction Machinery & Heavy Trucks	0.00%	0.00%	0.00%
Hotels, Resorts & Cruise Lines	0.00%	0.00%	0.00%

			58.54%

Sector	Percentage (based on Fair Value)
Corporate Notes	9.34%
Agency Mortgage Backed	8.27%
U.S. Treasuries	5.51%
Non-Agency Collateralized Mortgage Obligations	1.41%
Sovereign Bonds	0.18%
Municipal Bonds and Notes	0.15%
Agency Collateralized Mortgage Obligations	0.09%
Asset Backed	0.01%

24.96%

Short-Term Investments
Short-Term Investments	16.50%

16.50%

100.00%

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Common Stock—94.1% †	Number of Shares	Fair Value
Aerospace & Defense—1.3%
Esterline Technologies Corp.	81,053	$9,330,821	(a)
Moog Inc.	13,596	991,013	(a)
Teledyne Technologies Inc.	78,111	7,590,046	(a)
Triumph Group Inc.	4,331	302,390
		18,214,270

Agricultural & Farm Machinery—0.9%
AGCO Corp.	204,095	11,474,221
Lindsay Corp.	7,503	633,778
		12,107,999

Agricultural Products—1.0%
Darling Ingredients Inc.	616,445	12,883,700	(a)
Fresh Del Monte Produce Inc.	16,701	511,886
		13,395,586

Airlines—0.1%
Spirit Airlines Inc.	16,100	1,018,164	(a)

Alternative Carriers—0.0% *
Inteliquent Inc.	38,500	533,995

Apparel Retail—1.0%
Citi Trends Inc.	27,400	588,004	(a)
Express Inc.	55,910	952,147	(a)
Genesco Inc.	60,435	4,963,527	(a)
The Buckle Inc.	138,942	6,163,467
Zumiez Inc.	19,800	546,282	(a)
		13,213,427

Apparel, Accessories & Luxury Goods—1.3%
Columbia Sportswear Co.	69,585	5,751,200
Iconix Brand Group Inc.	301,130	12,930,522	(a)
		18,681,722

Application Software—5.9%
ACI Worldwide Inc.	71,237	3,977,162	(a)
Advent Software Inc.	17,700	576,489
Blackbaud Inc.	378,259	13,518,977
Bottomline Technologies Inc.	198,000	5,924,160	(a)
Fair Isaac Corp.	9,940	633,774
Guidewire Software Inc.	125,000	5,082,500	(a)
Jive Software Inc.	355,633	3,026,437	(a)
Monotype Imaging Holdings Inc.	22,400	631,008
NetScout Systems Inc.	15,200	673,968	(a)

NICE Systems Ltd. ADR	55,000	2,244,550
Pegasystems Inc.	29,200	616,704
PROS Holdings Inc.	162,000	4,283,280	(a)
PTC Inc.	227,796	8,838,485	(a)
Qlik Technologies Inc.	247,000	5,587,140	(a)
RealPage Inc.	426,798	9,594,419	(a)
Solera Holdings Inc.	101,417	6,810,151
SS&C Technologies Holdings Inc.	191,058	8,448,585	(a)
TIBCO Software Inc.	36,400	734,188	(a)
Verint Systems Inc.	14,700	721,035	(a)
		81,923,012

Asset Management & Custody Banks—0.2%
Artisan Partners Asset Management Inc.	9,117	516,752
Financial Engines Inc.	30,000	1,358,400
Virtus Investment Partners Inc.	2,700	571,725	(a)
		2,446,877

Auto Parts & Equipment—0.4%
American Axle & Manufacturing Holdings Inc.	32,896	621,406	(a)
Dana Holding Corp.	65,262	1,593,698
Drew Industries Inc.	14,400	720,144
Stoneridge Inc.	43,789	469,418	(a)
Tenneco Inc.	13,350	877,095	(a)
Tower International Inc.	23,680	872,371	(a)
		5,154,132

Automobile Manufacturers—0.6%
Thor Industries Inc.	134,570	7,652,996
Winnebago Industries Inc.	52,184	1,313,993	(a)
		8,966,989

Automotive Retail—0.9%
CST Brands Inc.	247,500	8,538,750
Group 1 Automotive Inc.	49,200	4,148,052
		12,686,802

Biotechnology—1.6%
Acorda Therapeutics Inc.	17,500	589,925	(a)
Cepheid	186,500	8,940,810	(a)
Cubist Pharmaceuticals Inc.	90,833	6,341,960	(a)
Emergent Biosolutions Inc.	29,300	658,078	(a)
Genomic Health Inc.	135,000	3,699,000	(a)
Isis Pharmaceuticals Inc.	24,000	826,800	(a)
MacroGenics Inc.	28,800	625,824	(a)
Myriad Genetics Inc.	13,900	540,988	(a)
		22,223,385

Building Products—0.5%
AO Smith Corp.	14,800	733,784
Builders FirstSource Inc.	83,680	625,927	(a)
Patrick Industries Inc.	34,700	1,616,673	(a)
Simpson Manufacturing Company Inc.	51,908	1,887,375
Universal Forest Products Inc.	31,575	1,524,125
		6,387,884

Cable & Satellite—0.0% *
Starz	21,900	652,401	(a)

Casinos & Gaming—0.1%
Pinnacle Entertainment Inc.	33,586	845,695	(a)

Commercial Printing—0.3%
Brady Corp.	150,000	4,480,500

Commodity Chemicals—0.5%
Axiall Corp.	8,935	422,357
Koppers Holdings Inc.	163,695	6,261,334
		6,683,691

Communications Equipment—1.0%
ADTRAN Inc.	156,341	3,527,053
ARRIS Group Inc.	64,493	2,097,957	(a)
Aruba Networks Inc.	26,900	471,288	(a)
Bel Fuse Inc.	24,731	634,845
CalAmp Corp.	14,021	303,695	(a)
EchoStar Corp.	11,300	598,222	(a)
Finisar Corp.	51,839	1,023,820	(a)
Ixia	41,800	477,774	(a)
NETGEAR Inc.	40,109	1,394,590	(a)
Plantronics Inc.	32,322	1,553,072
Riverbed Technology Inc.	69,567	1,435,167	(a)
		13,517,483

Construction & Engineering—2.1%
AECOM Technology Corp.	21,109	679,710	(a)
Chicago Bridge & Iron Company N.V.	171,050	11,665,610
Granite Construction Inc.	21,452	771,843
Quanta Services Inc.	148,351	5,129,978	(a)
URS Corp.	241,550	11,075,067
		29,322,208

Construction Machinery & Heavy Trucks—1.2%
Astec Industries Inc.	44,036	1,932,300
Douglas Dynamics Inc.	34,130	601,370
FreightCar America Inc.	20,373	510,140
The Greenbrier Companies Inc.	26,461	1,524,153	(a)
Trinity Industries Inc.	249,640	10,914,261
Wabash National Corp.	62,079	884,626	(a)
		16,366,850

Consumer Electronics—0.0% *
ZAGG Inc.	62,000	336,660	(a)

Data Processing & Outsourced Services—2.2%
Broadridge Financial Solutions Inc.	242,875	10,113,315
Cardtronics Inc.	200,000	6,816,000	(a)
CoreLogic Inc.	74,300	2,255,748	(a)
Global Cash Access Holdings Inc.	499,593	4,446,378	(a)
WEX Inc.	61,500	6,455,655	(a)
		30,087,096

Distributors—0.7%
LKQ Corp.	341,141	9,105,053	(a)

Diversified Capital Markets—0.1%
HFF Inc. REIT	27,824	1,034,775

Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	8,261	790,908
Globe Specialty Metals Inc.	28,700	596,386
Materion Corp.	16,869	623,984
		2,011,278

Diversified REITs—0.2%
Cousins Properties Inc.	116,977	1,456,364
Investors Real Estate Trust	78,808	725,822
PS Business Parks Inc.	6,500	542,685
Spirit Realty Capital Inc.	52,596	597,490
		3,322,361

Diversified Support Services—1.2%
Civeo Corp.	87,338	2,186,070	(a)
Healthcare Services Group Inc.	199,932	5,885,998
Ritchie Bros Auctioneers Inc.	292,400	7,207,660
UniFirst Corp.	13,370	1,417,220
		16,696,948

Education Services—0.4%
Apollo Education Group Inc.	33,300	1,040,625	(a)
DeVry Education Group Inc.	21,832	924,367
K12 Inc.	137,643	3,313,067	(a)
		5,278,059

Electric Utilities—0.7%
ALLETE Inc.	22,685	1,164,875
IDACORP Inc.	140,512	8,125,809
		9,290,684

Electrical Components & Equipment—0.6%
Encore Wire Corp.	20,495	1,005,075
EnerSys	30,413	2,092,110
Polypore International Inc.	87,821	4,191,696	(a)
Regal-Beloit Corp.	10,373	814,903
		8,103,784

Electronic Components—0.4%
II-VI Inc.	35,654	515,557	(a)
Littelfuse Inc.	46,966	4,365,490
Rogers Corp.	11,401	756,456	(a)
Universal Display Corp.	17,600	564,960	(a)
		6,202,463

Electronic Equipment & Instruments—0.5%
Cognex Corp.	15,900	610,560	(a)
Rofin-Sinar Technologies Inc.	12,680	304,827	(a)
Zebra Technologies Corp.	68,930	5,674,318	(a)
		6,589,705

Electronic Manufacturing Services—0.8%
Celestica Inc.	32,609	409,569	(a)
Measurement Specialties Inc.	82,200	7,074,954	(a)
Methode Electronics Inc.	41,990	1,604,438
Multi-Fineline Electronix Inc.	32,055	353,887	(a)
Plexus Corp.	46,785	2,025,323	(a)
		11,468,171

Environmental & Facilities Services—0.9%
Clean Harbors Inc.	168,525	10,827,731	(a)
Covanta Holding Corp.	29,337	604,636
Tetra Tech Inc.	34,645	952,737
		12,385,104

Fertilizers & Agricultural Chemicals—0.7%
American Vanguard Corp.	175,000	2,313,500
Intrepid Potash Inc.	411,560	6,897,746	(a)
		9,211,246

Food Distributors—0.4%
SpartanNash Co.	221,923	4,662,602
United Natural Foods Inc.	8,600	559,860	(a)
		5,222,462

Food Retail—1.2%
Casey’s General Stores Inc.	131,132	9,217,268
The Fresh Market Inc.	227,000	7,597,690	(a)
		16,814,958

Footwear—0.6%
Deckers Outdoor Corp.	53,400	4,610,022	(a)
Wolverine World Wide Inc.	141,900	3,697,914
		8,307,936

Forest Products—0.0% *
Boise Cascade Co.	21,952	628,705	(a)

Gas Utilities—0.1%
South Jersey Industries Inc.	20,344	1,228,981

Health Care REITs—0.8%
Aviv REIT Inc.	44,707	1,259,396
Healthcare Realty Trust Inc.	23,318	592,744
Omega Healthcare Investors Inc.	133,649	4,926,302
Sabra Healthcare REIT Inc.	144,257	4,141,618
		10,920,060

Healthcare Distributors—0.5%
Owens & Minor Inc.	197,113	6,697,900

Healthcare Equipment—4.3%
Cantel Medical Corp.	89,772	3,287,451
Cardiovascular Systems Inc.	21,000	654,360	(a)
Exactech Inc.	14,553	367,172	(a)
Globus Medical Inc.	245,684	5,876,761	(a)
Hill-Rom Holdings Inc.	274,133	11,379,261
Integra LifeSciences Holdings Corp.	149,500	7,035,470	(a)
Invacare Corp.	21,172	388,930
Masimo Corp.	264,875	6,251,050	(a)
Natus Medical Inc.	51,241	1,288,199	(a)
NuVasive Inc.	200,000	7,114,000	(a)
Orthofix International N.V.	13,117	475,491	(a)
STERIS Corp.	129,000	6,898,920
Thoratec Corp.	106,046	3,696,763	(a)
Volcano Corp.	247,500	4,358,475	(a)
		59,072,303

Healthcare Facilities—0.5%
Hanger Inc.	98,500	3,097,825	(a)
VCA Inc.	99,500	3,491,455	(a)
		6,589,280

Healthcare Services—1.8%
Air Methods Corp.	74,146	3,829,641	(a)
Bio-Reference Labs Inc.	231,480	6,995,325	(a)
IPC The Hospitalist Company Inc.	101,680	4,496,290	(a)
MEDNAX Inc.	154,272	8,970,917	(a)
Team Health Holdings Inc.	15,800	789,052	(a)
		25,081,225

Healthcare Supplies—1.0%
Align Technology Inc.	11,900	666,876	(a)
Endologix Inc.	259,092	3,940,789	(a)
ICU Medical Inc.	74,000	4,499,940	(a)
Vascular Solutions Inc.	2,444	54,233	(a)
West Pharmaceutical Services Inc.	128,800	5,432,784
		14,594,622

Healthcare Technology—0.7%
HMS Holdings Corp.	273,592	5,584,013	(a)
Medidata Solutions Inc.	25,000	1,070,250	(a)
Omnicell Inc.	129,500	3,717,945	(a)
		10,372,208

Home Building—0.1%
Meritage Homes Corp.	33,633	1,419,649	(a)

Home Furnishing Retail—0.0% *
Haverty Furniture Companies Inc.	8,982	225,718
Select Comfort Corp.	18,932	391,135	(a)
		616,853

Home Furnishings—0.2%
Ethan Allen Interiors Inc.	54,012	1,336,257
Hooker Furniture Corp.	21,078	340,199
La-Z-Boy Inc.	31,754	735,740
		2,412,196

Hotel & Resort REITs—0.2%
Hersha Hospitality Trust	221,038	1,483,165
Strategic Hotels & Resorts Inc.	59,332	694,778	(a)
Summit Hotel Properties Inc.	119,999	1,271,989
		3,449,932

Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	102,200	2,242,268

Household Appliances—0.1%
Helen of Troy Ltd.	14,162	858,642	(a)

Housewares & Specialties—0.7%
Jarden Corp.	162,385	9,637,550	(a)

Industrial Conglomerates—0.4%
Raven Industries Inc.	173,500	5,749,790

Industrial Machinery—7.2%
Actuant Corp.	287,682	9,945,167
Altra Industrial Motion Corp.	41,411	1,506,946
Blount International Inc.	44,362	625,948	(a)
CIRCOR International Inc.	9,027	696,253
CLARCOR Inc.	198,987	12,307,346
Columbus McKinnon Corp.	23,290	629,995
EnPro Industries Inc.	69,500	5,084,620	(a)
ESCO Technologies Inc.	79,931	2,768,810
IDEX Corp.	115,475	9,323,451
John Bean Technologies Corp.	19,300	598,107
LB Foster Co.	22,399	1,212,234
Luxfer Holdings PLC ADR	125,400	2,376,330
Mueller Industries Inc.	156,942	4,615,664
Nordson Corp.	78,775	6,316,967
RBC Bearings Inc.	50,500	3,234,525
Rexnord Corp.	19,926	560,917	(a)
Standex International Corp.	59,055	4,398,416
The Timken Co.	157,455	10,681,747
TriMas Corp.	273,190	10,416,735	(a)
Woodward Inc.	249,919	12,540,935
		99,841,113

Industrial REITs—0.2%
Rexford Industrial Realty Inc.	61,116	870,292
STAG Industrial Inc.	59,597	1,430,924
		2,301,216

Internet Retail—0.1%
Nutrisystem Inc.	34,400	588,584
Orbitz Worldwide Inc.	76,901	684,419	(a)
		1,273,003

Internet Software & Services—1.5%
comScore Inc.	32,900	1,167,292	(a)
Constant Contact Inc.	29,700	953,667	(a)
Cornerstone OnDemand Inc.	29,800	1,371,396	(a)
E2open Inc.	123,500	2,552,745	(a)
Envestnet Inc.	14,088	689,185	(a)
IntraLinks Holdings Inc.	96,800	860,552	(a)
LogMeIn Inc.	163,000	7,599,060	(a)
Move Inc.	50,300	743,937	(a)
NIC Inc.	97,500	1,545,375
SciQuest Inc.	100,500	1,777,845	(a)
VistaPrint N.V.	11,400	461,244	(a)
WebMD Health Corp.	13,300	642,390	(a)
		20,364,688

Investment Banking & Brokerage—1.0%
Evercore Partners Inc.	11,039	636,288
Greenhill & Company Inc.	23,600	1,162,300
Piper Jaffray Cos.	31,006	1,605,180	(a)
Raymond James Financial Inc.	189,963	9,636,823
Stifel Financial Corp.	21,628	1,024,086	(a)
		14,064,677

IT Consulting & Other Services—0.0% *
Datalink Corp.	29,912	299,120	(a)

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	65,688	1,615,925
StanCorp Financial Group Inc.	16,567	1,060,288
		2,676,213

Life Sciences Tools & Services—1.9%
Bio-Rad Laboratories Inc.	50,500	6,045,355	(a)
Bruker Corp.	270,649	6,568,651	(a)
Cambrex Corp.	44,700	925,290	(a)
Charles River Laboratories International Inc.	12,983	694,850	(a)
ICON PLC	160,644	7,567,939	(a)
Luminex Corp.	198,500	3,404,275	(a)
PAREXEL International Corp.	14,600	771,464	(a)
		25,977,824

Managed Healthcare—1.3%
Centene Corp.	171,684	12,981,027	(a)
Molina Healthcare Inc.	128,833	5,749,817	(a)
		18,730,844

Metal & Glass Containers—0.0% *
AEP Industries Inc.	9,920	345,910	(a)

Multi-Line Insurance—0.6%
HCC Insurance Holdings Inc.	172,096	8,422,378
Horace Mann Educators Corp.	11,465	358,511
		8,780,889

Multi-Utilities—0.2%
Avista Corp.	33,980	1,139,009
Black Hills Corp.	22,056	1,354,018
		2,493,027

Office REITs—0.8%
BioMed Realty Trust Inc.	386,475	8,436,749
Coresite Realty Corp.	67,342	2,227,000
DuPont Fabros Technology Inc.	18,961	511,189
		11,174,938

Office Services & Supplies—0.8%
Herman Miller Inc.	133,809	4,046,384
HNI Corp.	15,279	597,562
Steelcase Inc.	35,254	533,393
West Corp.	241,126	6,462,177
		11,639,516

Oil & Gas Drilling—0.2%
Pioneer Energy Services Corp.	194,410	3,409,951	(a)

Oil & Gas Equipment & Services—2.3%
CARBO Ceramics Inc.	83,175	12,818,931
Dawson Geophysical Co.	9,148	262,090
Dril-Quip Inc.	29,447	3,216,790	(a)
Forum Energy Technologies Inc.	240,424	8,758,647	(a)
Hornbeck Offshore Services Inc.	40,601	1,904,999	(a)
ION Geophysical Corp.	138,683	585,242	(a)
Matrix Service Co.	21,500	704,985	(a)
Mitcham Industries Inc.	38,455	537,601	(a)
Natural Gas Services Group Inc.	29,667	980,791	(a)
Oil States International Inc.	44,119	2,827,587	(a)
		32,597,663

Oil & Gas Exploration & Production—3.3%
Approach Resources Inc.	300,400	6,828,092	(a)
Athlon Energy Inc.	17,849	851,397	(a)
Bill Barrett Corp.	34,554	925,356	(a)
Bonanza Creek Energy Inc.	34,179	1,954,697	(a)
Carrizo Oil & Gas Inc.	19,183	1,328,615	(a)
Clayton Williams Energy Inc.	5,868	806,087	(a)
Diamondback Energy Inc.	9,200	816,960	(a)
Matador Resources Co.	46,261	1,354,522	(a)
Newfield Exploration Co.	246,200	10,882,040	(a)
Northern Oil and Gas Inc.	99,500	1,620,855	(a)
PetroQuest Energy Inc.	112,593	846,700	(a)
Resolute Energy Corp.	255,900	2,210,976	(a)
Sanchez Energy Corp.	137,626	5,173,361	(a)
SM Energy Co.	111,560	9,382,196
Synergy Resources Corp.	46,053	610,202	(a)
W&T Offshore Inc.	25,000	409,250
		46,001,306

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	40,580	504,815
Renewable Energy Group Inc.	47,300	542,531	(a)
Western Refining Inc.	42,580	1,598,879
		2,646,225

Packaged Foods & Meats—3.2%
B&G Foods Inc.	148,500	4,854,465
Lancaster Colony Corp.	74,000	7,041,840
Post Holdings Inc.	75,000	3,818,250	(a)
Sanderson Farms Inc.	134,275	13,051,530
Snyder’s-Lance Inc.	265,000	7,011,900
TreeHouse Foods Inc.	100,000	8,007,000	(a)
		43,784,985

Paper Packaging—0.7%
Packaging Corporation of America	135,095	9,657,942

Paper Products—0.2%
KapStone Paper and Packaging Corp.	22,112	732,570	(a)
Neenah Paper Inc.	34,446	1,830,805
		2,563,375

Personal Products—0.2%
Elizabeth Arden Inc.	100,000	2,142,000	(a)
Inter Parfums Inc.	9,652	285,217
		2,427,217

Pharmaceuticals—0.6%
Depomed Inc.	53,100	738,090	(a)
Impax Laboratories Inc.	23,300	698,767	(a)
Lannett Company Inc.	50,800	2,520,696	(a)
Prestige Brands Holdings Inc.	115,604	3,917,820	(a)
		7,875,373

Property & Casualty Insurance—1.5%
Allied World Assurance Company Holdings AG	220,500	8,383,410
Argo Group International Holdings Ltd.	133,550	6,825,741
Erie Indemnity Co.	8,300	624,658
RLI Corp.	38,400	1,757,952
The Navigators Group Inc.	50,000	3,352,500	(a)
		20,944,261

Publishing—1.0%
John Wiley & Sons Inc.	221,470	13,418,867

Railroads—0.7%
Genesee & Wyoming Inc.	90,258	9,477,090	(a)

Regional Banks—6.7%
Bank of the Ozarks Inc.	42,250	1,413,262
BankUnited Inc.	45,420	1,520,662
Banner Corp.	24,146	956,906
Bryn Mawr Bank Corp.	104,000	3,028,480
Camden National Corp.	10,519	407,716
Capital Bank Financial Corp.	31,070	733,563	(a)
Cardinal Financial Corp.	22,359	412,747
CoBiz Financial Inc.	28,225	303,983
Columbia Banking System Inc.	26,490	696,952
Community Bank System Inc.	100,000	3,620,000
Cullen-Frost Bankers Inc.	77,209	6,131,939
CVB Financial Corp.	363,500	5,826,905
Enterprise Financial Services Corp.	22,064	398,476
Fidelity Southern Corp.	25,504	331,297
First Financial Bankshares Inc.	25,000	784,250
Fulton Financial Corp.	316,327	3,919,292
Glacier Bancorp Inc.	13,137	372,828
Great Southern Bancorp Inc.	15,988	512,415
Hancock Holding Co.	14,075	497,129
Home BancShares Inc.	26,166	858,768
Iberiabank Corp.	88,789	6,143,311
Independent Bank Corp.	53,500	2,053,330
Lakeland Financial Corp.	8,636	329,550
NBT Bancorp Inc.	82,400	1,979,248
Old National Bancorp	96,536	1,378,534
PacWest Bancorp	44,842	1,935,829
Prosperity Bancshares Inc.	187,702	11,750,145
Renasant Corp.	138,580	4,028,521
South State Corp.	13,054	796,294
Southwest Bancorp. Inc.	38,588	658,311
Susquehanna Bancshares Inc.	67,846	716,454
SVB Financial Group	40,673	4,743,285	(a)
Tristate Capital Holdings Inc.	28,305	399,950	(a)
UMB Financial Corp.	177,000	11,220,030
Umpqua Holdings Corp.	100,525	1,801,408
Union Bankshares Corp.	27,268	699,424
ViewPoint Financial Group Inc.	19,020	511,828
Washington Trust Bancorp Inc.	97,000	3,566,690
Westamerica Bancorporation	74,522	3,896,010
Wintrust Financial Corp.	29,308	1,348,168
		92,683,890

Reinsurance—0.8%
Endurance Specialty Holdings Ltd.	190,000	9,802,100
Maiden Holdings Ltd.	92,979	1,124,116
Platinum Underwriters Holdings Ltd.	10,021	649,862
		11,576,078

Research & Consulting Services—0.4%
Mistras Group Inc.	126,330	3,097,611	(a)
Resources Connection Inc.	202,926	2,660,360
		5,757,971

Residential REITs—0.5%
Associated Estates Realty Corp.	83,591	1,506,310
Education Realty Trust Inc.	394,220	4,233,923
Sun Communities Inc.	13,735	684,552
		6,424,785

Restaurants—1.2%
BJ’s Restaurants Inc.	148,500	5,184,135	(a)
Cracker Barrel Old Country Store Inc.	44,251	4,406,072
DineEquity Inc.	7,076	562,471
Ruby Tuesday Inc.	26,017	197,469	(a)
Texas Roadhouse Inc.	237,707	6,180,382
		16,530,529

Retail REITs—0.2%
Glimcher Realty Trust	129,327	1,400,611
Inland Real Estate Corp.	113,352	1,204,932
Ramco-Gershenson Properties Trust	36,559	607,611
		3,213,154

Security & Alarm Services—0.6%
The Brink’s Co.	291,475	8,225,425

Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	24,500	471,625	(a)
Entegris Inc.	50,800	698,246	(a)
Rudolph Technologies Inc.	411,930	4,069,868	(a)
		5,239,739

Semiconductors—1.7%
Advanced Micro Devices Inc.	136,905	573,632	(a)
Ambarella Inc.	9,000	280,620	(a)
Diodes Inc.	31,614	915,541	(a)
Exar Corp.	56,069	633,580	(a)
Fairchild Semiconductor International Inc.	58,770	916,812	(a)
Integrated Device Technology Inc.	59,000	912,140	(a)
Lattice Semiconductor Corp.	109,400	902,550	(a)
Microsemi Corp.	345,318	9,240,710	(a)
RF Micro Devices Inc.	181,645	1,741,976	(a)
Semtech Corp.	232,777	6,087,118	(a)
Silicon Image Inc.	80,200	404,208	(a)
Synaptics Inc.	14,100	1,278,024	(a)
		23,886,911

Specialized Finance—0.0% *
NewStar Financial Inc.	38,974	547,974	(a)

Specialized REITs—0.1%
Potlatch Corp.	12,200	505,080
Sovran Self Storage Inc.	11,669	901,430
		1,406,510

Specialty Chemicals—2.3%
Ferro Corp.	44,599	560,163	(a)
Flotek Industries Inc.	32,048	1,030,664	(a)
HB Fuller Co.	89,003	4,281,044
Innospec Inc.	54,600	2,357,082
OM Group Inc.	28,653	929,217
PolyOne Corp.	151,053	6,365,373
Sensient Technologies Corp.	279,762	15,588,339
Stepan Co.	5,020	265,357
		31,377,239

Steel—0.4%
Commercial Metals Co.	211,582	3,662,484
Schnitzer Steel Industries Inc.	32,253	840,836
Worthington Industries Inc.	14,688	632,172
		5,135,492

Systems Software—1.2%
FleetMatics Group PLC	150,000	4,851,000	(a)
MICROS Systems Inc.	98,172	6,665,879	(a)
Qualys Inc.	214,900	5,516,483	(a)
		17,033,362

Technology Distributors—0.2%
Electro Rent Corp.	7,412	124,003
Insight Enterprises Inc.	12,753	392,027	(a)
ScanSource Inc.	25,302	963,500	(a)
Tech Data Corp.	18,682	1,167,999	(a)
		2,647,529

Technology Hardware, Storage & Peripherals—1.0%
Diebold Inc.	299,895	12,046,782
Electronics for Imaging Inc.	16,100	727,720	(a)
QLogic Corp.	43,600	439,924	(a)
Super Micro Computer Inc.	30,400	768,208	(a)
		13,982,634

Thrifts & Mortgage Finance—0.3%
Essent Group Ltd.	31,739	637,637	(a)
MGIC Investment Corp.	63,557	587,267	(a)
Oritani Financial Corp.	33,300	512,487
Radian Group Inc.	45,271	670,463
Washington Federal Inc.	55,144	1,236,880
		3,644,734

Trading Companies & Distributors—0.8%
Aceto Corp.	101,000	1,832,140
Applied Industrial Technologies Inc.	190,176	9,647,629
		11,479,769

Trucking—1.2%
Landstar System Inc.	86,200	5,516,800
Marten Transport Ltd.	53,101	1,186,807
Old Dominion Freight Line Inc.	151,136	9,624,341	(a)
Saia Inc.	23,753	1,043,469	(a)
		17,371,417

Total Common Stock
(Cost $954,798,796)		1,304,796,354

Short-Term Investments—6.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $82,299,513)		82,299,513	(d,m)

Total Investments
(Cost $1,037,098,309)		1,387,095,867

Liabilities in Excess of Other Assets, net—(0.1)%		(741,727)

NET ASSETS—100.0%		$1,386,354,140

Other Information:

The Fund had the following long futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2014	200	$23,806,000	$533,848

Notes to Schedules of Investments June 30, 2014 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $23,817,036 and $18,935,872 or 7.25% and 2.14% of the net assets of the GE Institutional Income Fund and GE Institutional Strategic Investment Fund, respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2014.

(j)	Step coupon bond.

(k)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.

(l)	Security is in default.

(m)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(n)	Sponsored by SSgA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(o)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

†	Percentages are based on net assets as of June 30, 2014.
††	Security traded on different exchanges.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depositary Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The International Equity Fund, Premier Growth Equity Fund, U.S. Large-Cap Core Equity Fund, U.S. Equity Fund, S&P 500 Index Fund and Small-Cap Equity Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. The Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

The following table presents the Funds’ investments measured at fair value on a recurring basis at June 30, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
International Equity Fund	Investments in Securities †
	Common Stock	$1,889,627,110	$—	$—	$1,889,627,110
	Preferred Stock	39,451,903	—	—	39,451,903
	Short-Term Investments	36,975,912	—	—	36,975,912

	Total Investments in Securities	$1,966,054,925	$—	$—	$1,966,054,925

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$14,011	$—	$—	$14,011
	Long Futures Contracts — Unrealized Depreciation	(19,710)	—	—	(19,710)

	Total Other Financial Instruments	$(5,699)	$—	$—	$(5,699)

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$416,299,333	$—	$—	$416,299,333
	Short-Term Investments	6,340,253	—	—	6,340,253

	Total Investments in Securities	$422,639,586	$—	$—	$422,639,586

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Depreciation	$(6,318)	$—	$—	$(6,318)

U.S. Large-Cap Core Equity Fund	Investments in Securities †
	Common Stock	$102,421,540	$—	$—	$102,421,540
	Exchange Traded Funds	1,654,367	—	—	1,654,367
	Short-Term Investments	956,014	—	—	956,014

	Total Investments in Securities	$105,031,921	$—	$—	$105,031,921

	Other Financial Instruments*
	Short Futures Contracts — Unrealized Depreciation	$(558)	$—	$—	$(558)

U.S. Equity Fund	Investments in Securities †
	Common Stock	$804,533,956	$—	$—	$804,533,956
	Exchange Traded Funds	12,907,375	—	—	12,907,375
	Short-Term Investments	18,312,412	—	—	18,312,412

	Total Investments in Securities	$835,753,743	$—	$—	$835,753,743

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$14,469	$—	$—	$14,469

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$37,360,372	$—	$—	$37,360,372
	Short-Term Investments	1,827,051	—	—	1,827,051

	Total Investments in Securities	$39,187,423	$—	$—	$39,187,423

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$22,474	$—	$—	$22,474

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$68,355,892	$—	$68,355,892
	Agency Mortgage Backed	—	90,839,551	—	90,839,551
	Agency Collateralized Mortgage Obligations	—	1,322,725	—	1,322,725
	Asset Backed	—	510,192	—	510,192
	Corporate Notes	—	105,604,751	—	105,604,751
	Non-Agency Collateralized Mortgage Obligations	—	18,082,773	—	18,082,773
	Sovereign Bonds	—	1,898,276	—	1,898,276
	Municipal Bonds and Notes	—	2,327,366	—	2,327,366
	Preferred Stock	338,362	—	—	338,362
	Short-Term Investments	47,155,985	—	—	47,155,985

	Total Investments in Securities	$47,494,347	$288,941,526	$—	$336,435,873

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$16,722	$—	$—	$16,722
	Long Futures Contracts — Unrealized Depreciation	(28,914)	—	—	(28,914)
	Short Futures Contracts — Unrealized Appreciation	87,018	—	—	87,018

	Total Other Financial Instruments	$74,826	$—	$—	$74,826

Strategic Investment Fund	Investments in Securities †
	Domestic Equity	$309,769,756	$—	$—	$309,769,756
	Foreign Equity	198,138,754	—	—	198,138,754
	U.S. Treasuries	—	49,796,192	—	49,796,192
	Agency Mortgage Backed	—	74,723,057	—	74,723,057
	Agency Collateralized Mortgage Obligations	—	757,155	—	757,155
	Asset Backed	—	100,343	—	100,343
	Corporate Notes	—	84,348,879	—	84,348,879
	Non-Agency Collateralized Mortgage Obligations	—	12,737,780	—	12,737,780
	Sovereign Bonds	—	1,644,991	—	1,644,991
	Municipal Bonds and Notes	—	1,360,729	—	1,360,729
	Exchange Traded Funds	20,786,847	—	—	20,786,847
	Short-Term Investments	149,035,264	—	—	149,035,264

	Total Investments in Securities	$677,730,621	$225,469,126	$—	$903,199,747

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$730,083	$—	$—	$730,083
	Long Futures Contracts — Unrealized Depreciation	(89,248)	—	—	(89,248)
	Short Futures Contracts — Unrealized Appreciation	47,097	—	—	47,097

	Total Other Financial Instruments	$687,932	$—	$—	$687,932

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$1,304,796,354	$—	$—	$1,304,796,354
	Short-Term Investments	82,299,513	—	—	82,299,513

	Total Investments in Securities	$1,387,095,867	$—	$—	$1,387,095,867

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Appreciation	$533,848	$—	$—	$533,848

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
International Equity Fund	$1,670,048,959	$351,032,338	$(55,026,372)	$296,005,966
Premier Growth Equity Fund	286,960,926	138,319,897	(2,641,237)	135,678,660
U.S. Large-Cap Core Equity Fund	80,782,191	24,613,969	(364,239)	24,249,730
U.S. Equity Fund	631,299,496	206,972,505	(2,518,258)	204,454,247
S&P 500 Index Fund	27,924,713	11,621,190	(358,480)	11,262,710
Income Fund	331,425,202	6,632,753	(1,622,082)	5,010,671
Strategic Investment Fund	788,416,236	122,293,014	(7,509,503)	114,783,511
Small-Cap Equity Fund	1,039,111,822	365,243,753	(17,259,708)	347,984,045

FUND CLOSURE

The GE Institutional Money Market Fund ceased operations after redeeming all existing shareholder accounts on June 30, 2014, and, as such, did not have any net assets or investments in the Fund as of that date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Institutional Funds

Date: August 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President, GE Institutional Funds

Date: August 18, 2014

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: August 18, 2014